As filed with the Securities and Exchange Commission on November 3 , 2022

Securities Act File No. 333-267038

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2 ☒

Post-Effective Amendment No. ☐

Valued Advisers Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Registrant’s Principal Executive Offices)

(513) 587-3400

(Registrant’s Telephone Number, including Area Code)

Capitol Services, Inc.

108 Lakeland Ave.

Dover, DE 19901

(Name and Address of Agent for Service)

With copies to:

John M. Ford Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square
Philadelphia, PA 19103

Title of Securities Being Registered: Shares of a series of the Registrant – Kovitz Core Equity ETF.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Green Owl Intrinsic Value Fund
71 South Wacker Drive, Suite 1860
Chicago, Illinois 60606
(800) 788-6086

November 4 , 2022

Dear Shareholder:

We are pleased to inform you of a plan to convert the Green Owl Intrinsic Value Fund (the “Target Fund”), a series of Valued Advisers Trust to an exchange traded fund (“ETF”), which will continue to be managed by Kovitz Investment Group Partners, LLC (the “Adviser”).

Pursuant to an Agreement and Plan of Reorganization, the Target Fund will be converted into an ETF through the reorganization of the Target Fund into Kovitz Core Equity ETF (the “Acquiring Fund”), a newly created series of Valued Advisers Trust managed by the Adviser that has substantially similar investment objective and investment strategies as the Target Fund. The reorganization is expected to take place on or about December 9 , 2022 and is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. In connection with the reorganization, your shares of the Target Fund will be exchanged for shares of equal value of the new ETF, with cash being received in lieu of fractional shares.

The reorganization has been recommended by the Adviser and has been carefully reviewed and approved by the Board of Trustees of the Target Fund (the “Board”). Based on its review, the Board believes that the reorganization will result in multiple benefits for investors, including, among others, improved tax efficiency and lower fees and has determined that the reorganization is in the best interest of the shareholders. More information on the specific details of and reasons for the reorganization are contained in the enclosed Combined Information Statement/Prospectus. No shareholder vote is required or being requested to complete the reorganization of the Target Fund.

Shareholders will need brokerage accounts with the ability to transact in ETF shares in connection with the reorganization. The IMPORTANT NOTICE ABOUT YOUR TARGET FUND ACCOUNT—QUESTIONS AND ANSWERS that follows includes a description of required actions for shareholders who hold shares of the Target Fund in accounts that cannot hold ETF shares and should be read carefully.

If you have any questions, please call the Adviser at (877) 714-2327.

Sincerely,

Green Owl Intrinsic Value Fund
Carol J. Highsmith, Secretary

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QUESTIONS AND ANSWERS

This section contains a brief overview of the conversion of the Green Owl Intrinsic Value Fund (the “Target Fund”), a series of Valued Advisers Trust to an exchange traded fund (“ETF”) through the reorganization of the Target Fund into Kovitz Core Equity ETF (the “Acquiring Fund”), a newly formed series of Valued Advisers Trust managed by Kovitz Investment Group Partners, LLC (the “Adviser”). We encourage you to read the complete Combined Information Statement/Prospectus to obtain more detailed information.

Q.	What is happening to the Green Owl Intrinsic Value Fund? Why am I receiving a Combined Information Statement/Prospectus?
A.	You are receiving the Combined Information Statement/Prospectus as a holder of common shares of the Target Fund in connection with the reorganization of the Target Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) under which the Target Fund will transfer substantially all of its assets and all its liabilities to the Acquiring Fund in exchange for newly issued common shares of the Acquiring Fund (the “Reorganization”). The Target Fund is currently operated as a mutual fund and will be converted into an ETF through the Reorganization. As an ETF, the Acquiring Fund’s shares will be traded on NYSE Arca, Inc. Your shares of the Target Fund will be exchanged for shares of equivalent aggregate net asset value (“NAV”) of the Acquiring Fund, with cash being received in lieu of fractional shares. Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account, or if a shareholder does not have a brokerage account, the shares will be held by a stock transfer agent, on behalf of such shareholder, until a brokerage account is identified or, if the Acquiring Fund shares are not transferred into a brokerage account within one year from the date of the Reorganization, the account will be converted to cash (subject to applicable federal or state laws concerning unclaimed property). Any Acquiring Fund shares held by the stock transfer agent on behalf of a shareholder will be treated as being held by such shareholder for all U.S. federal income tax purposes. If a shareholder holds shares through a fund direct individual retirement account (“IRA”) and does not take action to transfer its Target Fund shares to a brokerage account prior to the Reorganization, the shareholder’s Target Fund shares will be liquidated at the effective time of the Reorganization and the shareholder will receive cash equal in value to the NAV of the shareholder’s Target Fund shares. Such liquidation will result in a taxable distribution from the IRA to the IRA account holder (unless the distribution is a qualified distribution from a Roth IRA or qualifies as an eligible rollover distribution) and in a loss of the tax-advantaged treatment of the account. In some cases, the IRA distribution may also be subject to a 10% early distribution tax. Shareholders who hold Target Fund shares through a fund direct IRA are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization.

The IMPORTANT NOTICE ABOUT YOUR TARGET FUND ACCOUNT—QUESTIONS AND ANSWERS, beginning on page i , provides important information about required action for shareholders who hold shares of the converting mutual fund in accounts that cannot hold ETF shares and should be read carefully.

THE FUND IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE TARGET FUND WITH RESPECT TO THE REORGANIZATION.

Q.	Why is no shareholder action necessary?
A.	No vote of the shareholders is required to approve the Reorganization under Delaware law or under each Fund’s Declaration of Trust. Under Rule 17a-8 of the Investment Company Act of 1940 (the “1940 Act”), a vote of shareholders of the Target Fund is not required because the Acquiring Fund will operate using substantially similar investment strategies and policies, and the same portfolio managers, as the Target Fund.
Q.	Why has the Board approved the Reorganization?
A.	The Reorganization has been recommended by the Adviser and has been carefully reviewed and approved by the Board. Based on its review, the Board believes that the Reorganization will result in multiple benefits for investors, including, among others:
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•	Improved tax efficiency due to the mechanics of the creation and redemption process for ETFs, which generally allows an ETF to minimize the realization of capital gains through the in-kind acquisition and redemption of securities;
•	The lower expense structure of the Acquiring Fund that will apply to the Target Fund following the Reorganization; and
•	Additional trading flexibility due to the listing of Acquiring Fund Shares on an exchange, which would enable investors to purchase or sell shares of the Fund throughout the trading day based on market prices.

The Board, including all of the Trustees who are not “interested persons” of the Target Fund (as defined in the 1940 Act), determined that the Reorganization is in the best interests of the Target Fund and its shareholders and that the Target Fund shareholders’ interests will not be diluted as a result of the Reorganization.

Q.	Do the Funds have similar investment objectives, policies and risks?
A.	The Target Fund and the Acquiring Fund have substantially similar investment objectives and policies and are managed by the same portfolio managers. The Funds are subject to many of the same principal risks, however the Acquiring Fund is subject to certain risks unique to operating as an ETF (e.g., Market Trading Risk and Premium/Discount Risk). We discuss these risks in the Combined Information Statement/Prospectus.
Q.	How will the Reorganization affect me as a shareholder?
A.	If the Reorganization is consummated, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. Upon completion of the Reorganization, you will own shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund you owned immediately prior to the Reorganization, with cash being received in lieu of fractional shares. Shares of the Acquiring Fund will be transferred to your brokerage account, or, if you do not have a brokerage account, the shares will be held by a stock transfer agent, on your behalf, until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property). If you hold shares through a fund direct IRA and do not take action to transfer your Target Fund shares to a brokerage account prior to the Reorganization, your Target Fund shares will be liquidated at the effective time of the Reorganization and you will receive cash equal in value to the NAV of your Target Fund shares. Such liquidation will result in a taxable distribution from the IRA to the IRA account holder (unless the distribution is a qualified distribution from a Roth IRA or qualifies as an eligible rollover distribution) and in a loss of the tax-advantaged treatment of the account. In some cases, the IRA distribution may also be subject to a 10% early distribution tax. Shareholders who hold Target Fund shares through a fund direct IRA are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization. Shares of the Acquiring Fund are not issued in fractional shares. As a result, shareholders will receive cash in lieu of fractional shares of the Acquiring Fund, resulting in a cash payment that may be taxable to you for U.S. federal income tax purposes.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems. Should you decide to purchase or sell shares in the Acquiring Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a discount or premium to the Fund’s NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions.

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Q.	Are there any other transactions occurring in addition to the Reorganization?
A.	Yes. In addition to the Reorganization, the Marathon Value Portfolio, a series of Northern Lights Fund Trust III (the “Marathon Fund”), and the assets of multiple separately managed accounts (the “SMAs”) will also be transferred to the Acquiring Fund (the “Additional Transactions”). Shareholders of the Marathon Fund are receiving a separate combined proxy statement/prospectus for the solicitation of proxies in connection with the reorganization of their fund. Shareholders of the Marathon Fund are not being asked to vote on the Reorganization of the Target Fund. The consummation of one proposed reorganization is not contingent upon the consummation of the other proposed reorganization.
Q.	Will the fees and expenses of the Acquiring Fund be lower than the fees and expenses of the Target Fund?
A.	Yes. The management fee of the Acquiring Fund is lower than the management fee of the Target Fund, and the management fee of the Acquiring Fund is a “unitary” management fee, where the Adviser pays the expenses of the Acquiring Fund out of the management fee (subject to certain exceptions). Therefore, the Acquiring Fund is expected to experience lower overall expenses as compared to the Target Fund.
Q.	What are some features of ETFs that differ from mutual funds?
A.	The following are some unique features of ETFs as compared to mutual funds:

Transparency. The Acquiring Fund will be a transparent ETF, which means that the Fund will make its portfolio holdings public each day. This information, along with other information about the Acquiring Fund, will be available on the Adviser’s website.

Tax Efficiency. Although the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs generally allows ETFs to minimize realization of capital gains through the in-kind acquisition and redemption of securities. Any capital gains distributions made by an ETF are generally relatively small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares. In contrast, when a mutual fund sells its portfolio securities (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the mutual fund may realize capital gains that are passed on to its shareholders.

Sales on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the ETF’s NAV per share, and might not be the same as the ETF’s next calculated NAV at the close of the trading day.

Sales Only through a Broker. Unlike a mutual fund’s shares, individual shares of an ETF are not purchased or sold at NAV directly with the fund. Individual ETF shares may only be purchased and sold through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs do trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF may trade at a premium or discount to the ETF’s NAV. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors, rather than an ETF’s NAV, which is calculated at the end of each business day.

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Q.	When is the Reorganization expected to occur?
A.	The Adviser is anticipating a Reorganization date on or around December 9 , 2022. This date could be delayed because some administrative conditions must be satisfied to implement the Reorganization. The Target Fund will publicly disclose updates on material developments throughout the process.
Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?
A.	No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization.
Q.	Who will pay the costs in connection with the Reorganization?
A.	The Adviser will pay all of the costs and expenses resulting from the Reorganization, whether or not the Reorganization is consummated. Costs of the Reorganization, which are estimated to be approximately $115,000, will not be borne by the Target Fund or the Acquiring Fund.
Q.	What are the U.S. federal income tax consequences of the Reorganization?
A.	The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization will not recognize gain or loss as a direct result of the Reorganization (except with respect to cash received in lieu of fractional shares of the Acquiring Fund). Prior to the closing of the Reorganization, the Target Fund expects to declare a distribution of all its net investment income and net capital gains, if any. All or a portion of such distribution made by the Target Fund may be taxable to the Target Fund’s shareholders for U.S. federal income tax purposes. In addition, to the extent that portfolio securities of the Target Fund are sold in connection with any portfolio repositioning prior to the closing of the Reorganization, the Target Fund may realize gains or losses, which may increase or decrease the net capital gains or net investment income to be distributed by the Target Fund. For more information see the section of the enclosed Combined Information Statement/Prospectus entitled “Additional Information About The Reorganization—U.S. Federal Income Tax Status of the Reorganization.”
Q.	Can I purchase or redeem shares of the Target Fund before the Reorganization takes place?
A.	Yes. You can purchase Target Fund shares until December 8 , 2022. You can redeem Target Fund shares until the day before the Reorganization occurs. That means your redemption order must be received by December 8 2022. Any shares not redeemed before the date of the Reorganization, which we expect will be December 9 , 2022, will be exchanged for shares of the Acquiring Fund.
Q.	What do I need to do to prepare for the Reorganization?
A.	It is important for you to determine that you hold your shares of the Target Fund in the type of account that can accommodate the receipt of the ETF shares that will be received in the Reorganization. If you hold your shares of the Target Fund in an account directly with the Fund at the Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investment in ETF shares. A separate Q&A is provided to help you determine your account type and provide information about changing your type of account if necessary.

If shares are held in an account that cannot accept ETF shares at the time of the Reorganization of the Target Fund, Acquiring Fund shares received in the Reorganization will be held by a stock transfer agent, American Stock Transfer (“AST”), on behalf of the accountholder, until a brokerage account is identified into which AST can transfer the shares. Any Acquiring Fund shares held by the stock transfer agent on behalf of a shareholder will be treated as being held by such shareholder for all U.S. federal income tax purposes. If Acquiring Fund shares are not transferred into a brokerage account within a year of the date of the

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Reorganization, the Acquiring Fund shares will be converted to cash and the cash proceeds sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of Acquiring Fund shares to cash may be subject to fees and expenses and will be a taxable event for U.S. federal income tax purposes. If a shareholder holds shares through a fund direct IRA and does not take action to transfer its Target Fund shares to a brokerage account prior to the Reorganization, the shareholder’s Target Fund shares will be liquidated at the effective time of the Reorganization and the shareholder will receive cash equal in value to the NAV of the shareholder’s Target Fund shares. Such liquidation will result in a taxable distribution from the IRA to the IRA account holder (unless the distribution is a qualified distribution from a Roth IRA or qualifies as an eligible rollover distribution) and in a loss of the tax-advantaged treatment of the account. In some cases, the IRA distribution may also be subject to a 10% early distribution tax. Shareholders who hold Target Fund shares through a fund direct IRA are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization.

Q.	Whom do I contact for further information?
A.	If you have any questions about the Reorganization described in the Combined Information Statement/Prospectus, please call the Adviser, toll free at (877) 714-2327.

Important additional information about the Reorganization is set forth in the accompanying Combined Information Statement/Prospectus. Please read it carefully.

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IMPORTANT NOTICE ABOUT YOUR TARGET Fund ACCOUNT

QUESTIONS AND ANSWERS

This section contains a brief Q&A which provides information for you to determine if you need to take action with respect to your shareholder account prior to the Reorganization.

Q.	What do I need to do about my account prior to the Reorganization?
A.	The following provides information to determine whether you will need to take action prior to the Reorganization with respect to your Target Fund shares based on the characteristics of your account.

Accounts That Require No Action

If you hold your shares of the Target Fund in a brokerage account that permits you to purchase securities traded in a stock exchange, such as ETFs or other types of stocks, then you will not need to take any action with respect to your account prior to the Reorganization to receive ETF shares of the Acquiring Fund.

Accounts That Require Action

Transfer Agent Accounts—If you hold your shares of the Target Fund in an account directly with the Fund at the Fund’s transfer agent, Ultimus Fund Solutions, LLC (the “Transfer Agent”), you should transfer your shares of the Target Fund to a brokerage account prior to the Reorganization. You have an account directly with the Transfer Agent if you receive quarterly account statements directly from the Target Fund and not from a third-party broker-dealer.

Non-Accommodating Brokerage Accounts—If you hold your shares of the Target Fund in a brokerage account that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares.

Fund Direct Individual Retirement Account (“IRA”)—If you hold your shares of the Target Fund through a fund direct IRA and do not take action to transfer your investment in the Target Fund to a different investment option prior to the Reorganization, your Target Fund shares will be liquidated and you will receive cash equal to the NAV of your Target Fund shares.

If you are unsure about the ability of your account to accept ETF shares, contact your financial advisor or other financial intermediary.

Q.	How do I transfer my Target Fund shares from a Transfer Agent account to a brokerage account that accepts ETF shares?
A.	Transferring your shares from the Target Fund’s Transfer Agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Target Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept ETF shares. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Target Fund. Your broker will require your account number with the Target Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Transfer Agent directly, and the shares will be transferred into your brokerage account. Please ensure that you promptly initiate the transfer.

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Q.	How do I transfer my Target Fund shares from a non-accommodating brokerage account to a brokerage account that accepts ETF shares?
A.	The broker with whom you hold the Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker promptly to make the necessary changes to your account.
Q.	What will happen if I don’t have a brokerage account that can accept ETF shares at the time of the Reorganization?
A.	If shares are held in an account that cannot accept ETF shares at the time of the Reorganization of the Target Fund, Acquiring Fund shares received in the Reorganization will be held by AST, on behalf of the accountholder, until a brokerage account is identified into which AST can transfer the shares. Any Acquiring Fund shares held by the stock transfer agent on behalf of a shareholder will be treated as being held by such shareholder for all U.S. federal income tax purposes. If Acquiring Fund shares are not transferred into a brokerage account within a year of the date of the Reorganization, the Acquiring Fund shares will be converted to cash and the cash proceeds sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of Acquiring Fund shares to cash may be subject to fees and expenses and will be a taxable event for U.S. federal income tax purposes. If a shareholder holds shares through a fund direct IRA and does not take action to transfer its Target Fund shares to a brokerage account prior to the Reorganization, the shareholder’s Target Fund shares will be liquidated at the effective time of the Reorganization and the shareholder will receive cash equal in value to the NAV of the shareholder’s Target Fund shares. Such liquidation will result in a taxable distribution from the IRA to the IRA account holder (unless the distribution is a qualified distribution from a Roth IRA or qualifies as an eligible rollover distribution) and in a loss of the tax-advantaged treatment of the account. In some cases, the IRA distribution may also be subject to a 10% early distribution tax. Shareholders who hold Target Fund shares through a fund direct IRA are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization.
Q.	What if I do not want to hold ETF shares?
A.	If you do not want to receive ETF shares in connection with the Reorganization, you may redeem your shares of the Target Fund. The last day to redeem your shares of the Target Fund is December 8 , 2022.
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Combined Information STATEMENT/PROSPECTUS

Dated November 4 , 2022

Green Owl Intrinsic Value Fund
71 South Wacker Drive, Suite 1860
Chicago, Illinois 60606
(800) 788-6086

This Combined Information Statement/Prospectus is being furnished to shareholders of the Green Owl Intrinsic Value Fund (the “Target Fund”) in connection with the reorganization of the Target Fund, a series of Valued Advisers Trust that is managed by Kovitz Investment Group Partners, LLC (the “Adviser” or “Kovitz”) into Kovitz Core Equity ETF (the “Acquiring Fund”), a newly formed series of Valued Advisers Trust managed by the Adviser.

Specifically, pursuant to an Agreement and Plan of Reorganization (the “Plan”), the Target Fund would:

(A) transfer substantially all of its assets to the Acquiring Fund, in exchange solely for newly issued shares of beneficial interest of the Acquiring Fund, plus cash in lieu of fractional shares, and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund; and

(B) completely liquidate by distributing (i) Acquiring Fund shares, plus cash in lieu of fractional shares, if any, to the shareholders of the Target Fund, other than shareholders of the Target Fund who hold their Target Fund shares through a fund direct individual retirement account (“Direct IRA Shareholders”) and (ii) cash to Direct IRA Shareholders and terminate the Target Fund thereafter (the “Reorganization”).

A copy of the Plan is provided in Appendix A hereto.

Shareholders of the Target Fund who receive Acquiring Fund shares will receive shares of the Acquiring Fund having an aggregate net asset value equal to the net asset value of the shares of the Target Fund they held immediately prior to the Reorganization, as determined pursuant to the Plan, with cash being received in lieu of fractional shares.

NO SHAREHOLDER VOTE WILL BE TAKEN WITH RESPECT TO THE MATTERS DESCRIBED IN THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

In preparation for the closing of the Reorganization, the last day to purchase shares of the Target Fund will be December 8 , 2022. Redemption orders for Target Fund shares must be placed by December 8 , 2022, or the Target Fund shares will be converted to Acquiring Fund shares. The Reorganization is expected to occur after the close of trading on December 9 , 2022. The Acquiring Fund will be open for trading on December 12 , 2022. Shares of the Acquiring Fund will be listed for trading on NYSE Arca, Inc. following the Reorganization.

This document is an information statement for the Target Fund and a prospectus for the Acquiring Fund. This Combined Information Statement/Prospectus will be mailed to shareholders of the Target Fund beginning on or about November 7 , 2022. This Combined Information Statement/Prospectus contains information you should know about the Reorganization. This Combined Information Statement/Prospectus also sets forth concisely the information about the Acquiring Fund that an investor should know before investing. You should retain this document for future reference.

The Target Fund and the Acquiring Fund are each a series of a registered open-end management investment company organized as a Delaware Statutory Trust. The principal business address of the Target Fund and the Acquiring Fund is 71 South Wacker Drive, Suite 1860, Chicago Illinois 60606. The telephone number of the Funds is (800) 788-6086.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Information Statement/Prospectus by reference:

Reorganization-Related Documents:

•	the Statement of Additional Information of the Acquiring Fund relating to the Reorganization, dated November 4 , 2022; and

Target Fund Documents (SEC File Nos. 811-22208 and 333-151672):

•	the Prospectus of Green Owl Intrinsic Value Fund dated February 28, 2022, as supplemented to date;
•	the Statement of Additional Information of Green Owl Intrinsic Value Fund dated February 28, 2022, as supplemented to date;
•	the unaudited financial statements included in the Semi-Annual Report to the Shareholders of Green Owl Intrinsic Value Fund for the period ended April 30, 2022; and
•	the Report of the Independent Registered Public Accounting Firm and audited financial statements included in the Annual Report to the Shareholders of Green Owl Intrinsic Value Fund for the year ended October 31, 2021.

Because the Acquiring Fund has not yet commenced operations, no annual report is available. For a free copy of any of the documents listed above and/or to ask questions about this Combined Information Statement/Prospectus, please call the Adviser toll free at (877) 714-2327.

The Target Fund and the Acquiring Fund are subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and file reports, proxy materials and other information with the SEC. Copies of these reports, proxy materials and other information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at http://www.sec.gov. Copies of the Target Fund’s documents are also available at no charge on the Target Fund’s website www.greenowlfund.com or by calling (888) 695-3729.

Reports, proxy statements and other information concerning the Acquiring Fund will be available for inspection at the offices of NYSE Arca, 11 Wall Street, New York, New York 10005.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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Page

SUMMARY	2
How the Reorganization Will Work	2
U.S. Federal Income Tax Consequences of the Reorganization	3
Costs of the Reorganization	4
Comparison of The Target fund and the Acquiring fund	4
Fees and Expenses	4
Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies	5
Additional Information About Principal Investment Strategies	6
Comparison of Fundamental Investment Policies	7
Comparison of Principal Risks	9
Comparison of Management of the Funds	9
Comparison of Performance	11
Dividends, Distributions and Pricing	12
Comparison of Valuation of Portfolio Securities and Purchase, Redemption and Exchange of Shares	12
Payments to Broker-Dealers and Other Financial Intermediaries	13
Comparison of Service Providers	13
additional Information About the Reorganization	14
Terms of the Reorganization	14
Termination of the Plan	14
Description of Securities to Be Issued	14
Costs of the Reorganization	15
U.S. Federal Income Tax Status of the Reorganization	15
Capitalization	17
Reasons for the Reorganization	18
Additional Information About the Acquiring Fund	20
Information about Capital Structure	20
Principal Risks of the Acquiring Fund	20
For More Information	23
Principal Shareholders	23
Financial Highlights	24
Appendix a	A-1
Form of Agreement and Plan of Reorganization	A-1
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Summary

The Target Fund, which is currently operated as a mutual fund, will be converted into an ETF through the Reorganization. As an ETF, the Acquiring Fund’s shares will be traded on NYSE Arca, Inc. The Reorganization will be accomplished in accordance with the Plan.

The following is a summary of the Reorganization. More complete information appears later in this Combined Information Statement/Prospectus. You should carefully read the entire Combined Information Statement/Prospectus because it contains details that are not included in this summary.

How the Reorganization Will Work

Under the Plan, substantially all of the assets and all the liabilities of the Target Fund will be transferred to the newly created Acquiring Fund, in exchange for shares of the Acquiring Fund of equivalent aggregate net asset value (“NAV”). Your shares of the Target Fund will be exchanged for shares of equivalent aggregate NAV of the Acquiring Fund, plus cash in lieu of fractional shares, if any. Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account, or if a shareholder does not have a brokerage account, the shares will be held by a stock transfer agent, on behalf of the shareholder, until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property). If a shareholder holds shares through a fund direct individual retirement account (“IRA”) and does not take action to transfer its Target Fund shares to a brokerage account prior to the Reorganization, the shareholder’s Target Fund shares will be liquidated at the effective time of the Reorganization and the shareholder will receive cash equal in value to the NAV of the shareholder’s Target Fund shares. After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place. The closing of the Reorganization is expected to occur after the close of business on or about December 9, 2022.

In addition to the Reorganization, the Marathon Value Portfolio, a series of Northern Lights Fund Trust III (the “Marathon Fund”) and the assets of multiple separately managed accounts (the “SMAs”) will also be transferred to the Acquiring Fund (the “Additional Transactions”). Shareholders of the Marathon Fund are receiving a separate combined proxy statement/prospectus for the solicitation of proxies in connection with the reorganization of their fund. Shareholders of the Marathon Fund are not being asked to vote on the Reorganization of the Target Fund. The consummation of one proposed reorganization is not contingent upon the consummation of the other proposed reorganization.

The Board believes that the Reorganization will result in multiple benefits for investors, including, among others:

•	Improved tax efficiency due to the mechanics of the creation and redemption process for ETFs, which generally allows an ETF to minimize the realization of capital gains through the in-kind acquisition and redemption of securities;
•	The lower expense structure of the Acquiring Fund that will apply to the Target Fund following the Reorganization; and
•	Additional trading flexibility due to the listing of Acquiring Fund shares on an exchange, which would enable investors to purchase or sell shares of the Fund throughout the trading day based on market prices.

The Acquiring Fund will pursue substantially similar investment objectives and investment strategies as the Target Fund but in the ETF structure. Kovitz will continue as the investment adviser of the Acquiring Fund after the Reorganization and no change in portfolio managers will result from the Reorganization. In addition, the Acquiring Fund will have lower management fee rates and the management fee of the Acquiring Fund is a “unitary” management fee, where the Adviser pays the expenses of the Acquiring Fund out of the management fee (subject to certain exceptions). Therefore, it is expected that overall operating expenses will be lower than the Target Fund.

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The Board recognizes that as shareholders of an ETF after the Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and selling shares that the shareholders did not experience as mutual fund shareholders. However, the Board believes that the benefits of the ETF structure outweigh these costs.

The Board, including all of the Board’s Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), after careful consideration, have determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. The Board made this determination based on various factors that are discussed in this Combined Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganization.”

Similarly, the Board of Trustees of the Acquiring Fund, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) has approved the Reorganization with respect to the Acquiring Fund. The Board has determined that each Reorganization is in the best interests of the Acquiring Fund.

If the Reorganization is consummated, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. Upon completion of the Reorganization, you will own shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund you owned immediately prior to the Reorganization, with cash being received in lieu of fractional shares. Shares of the Acquiring Fund will be transferred to your brokerage account, or if you do not have a brokerage account, the shares will be held by a stock transfer agent, on your behalf, until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property). Any Acquiring Fund shares held by the stock transfer agent on behalf of a shareholder will be treated as being held by such shareholder for all U.S. federal income tax purposes. If you hold shares through a fund direct IRA and do not take action to transfer your Target Fund shares to a brokerage account prior to the Reorganization, your Target Fund shares will be liquidated at the effective time of the Reorganization and you will receive cash equal in value to the NAV of your Target Fund shares. Such liquidation will result in a taxable distribution from the IRA to the IRA account holder (unless the distribution is a qualified distribution from a Roth IRA or qualifies as an eligible rollover distribution) and in a loss of the tax-advantaged treatment of the account. In some cases, the IRA distribution may also be subject to a 10% early distribution tax. Shareholders who hold Target Fund shares through a fund direct IRA are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization. Shares of the Acquiring Fund are not issued in fractional shares. As a result, shareholders will receive cash in lieu of fractional shares of the Acquiring Fund, resulting in a small cash payment that may be taxable to you for U.S. federal income tax purposes.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. A shareholder may pay brokerage or other charges determined by the shareholder’s financial intermediary, although ETFs do trade with no transaction fees (NTF) on many platforms, and incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a discount or premium to the Fund’s NAV.

U.S. Federal Income Tax Consequences of the Reorganization

As a non-waivable condition to closing the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from Vedder Price P.C., subject to certain representations, assumptions and conditions, substantially to the effect that the Reorganization will qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither Fund generally will recognize any gain or loss for U.S. federal income tax purposes as a direct result of the Reorganization. It is also expected that shareholders of the Target Fund who receive Acquiring Fund shares pursuant to the Reorganization will recognize no gain or loss for U.S. federal income tax purposes as a result of such exchange, except to the extent a Target Fund shareholder receives cash in lieu of a fractional Acquiring Fund share. However, prior to the close of regular trading on the New York Stock Exchange on the Closing Date (as defined in the Plan) , the Target Fund will declare a distribution of all its net investment income and net capital gains, if any.

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All or a portion of such a distribution may be taxable to the Target Fund’s shareholders for U.S. federal income tax purposes.

To the extent that portfolio securities of the Target Fund are sold in connection with any portfolio repositioning prior to the closing of the Reorganization, the Target Fund may realize gains or losses, which may increase or decrease the net capital gains or net investment income to be distributed by the Target Fund.

For a more detailed discussion of the U.S. federal income tax consequences of the Reorganization, please see “Additional Information About The Reorganization—U.S. Federal Income Tax Status of the Reorganization” below.

Costs of the Reorganization

The Adviser will pay all of the costs and expenses resulting from the Reorganization, whether or not the Reorganization is consummated. The estimated expenses of the Reorganization are $115,000, representing management’s estimate of professional fees, charges by service providers and any expenses related to the printing and mailing of the Combined Information Statement/Prospectus. It is not anticipated that any holdings of the Target Fund will be required to be sold in order to consummate the Reorganization, and therefore there will not be any brokerage costs or other transaction costs as a result of the Reorganization.

Comparison of The Target fund and the Acquiring fund

Fees and Expenses

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Target Fund for the fiscal period ended April 30, 2022 and on a pro forma basis for the Acquiring Fund after giving effect to (a) the Reorganization and (b) the Reorganization and the Additional Transactions (provided separately because the Reorganization and Additional Transactions are not contingent on one another). You will not pay any sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee in connection with the Reorganization.

Shareholder Fees

(fees paid directly from your investment)

	Target Fund (Current)	Acquiring Fund (Pro Forma — Reorganization Only)	Acquiring Fund (Pro Forma — Reorganization and Additional Transactions)
Redemption Fees	None	None	None
Fee for Redemption Paid By Wire	$15	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund (Current)	Acquiring Fund (Pro Forma — Reorganization Only)	Acquiring Fund (Pro Forma — Reorganization and Additional Transactions)
Management Fees	1.00%	0.99%(2)	0.99%(2)
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.28%	0.00%	0.00%
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Total Annual Fund Operating Expenses	1.28%	0.99%	0.99%
Fee Waiver/Expense Reimbursement	(0.18)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%(1)	0.99%(2)	0.99%(2)

(1)	The Adviser has agreed to waive its fees and/or reimburse other expenses of the Target Fund until February 28, 2023, so that Total Annual Fund Operating Expenses do not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Target Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses” and expenses that the Target Fund has incurred but did not actually pay because of an expense offset arrangement. Each waiver and/or reimbursement of an expense is subject to repayment by the Target Fund within the three years following such waiver or reimbursement, provided that the Target Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
(2)	The Adviser provides investment advisory services and pays most of the Fund’s expenses (except for brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), extraordinary or nonrecurring expenses, such as litigation, and any 12b-1 fees) in return for a “unitary fee.”

Expense Examples

These Examples are meant to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. The numbers shown below reflect the Adviser’s agreement to waive fees and/or reimburse Target Fund expenses for one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Target Fund (Current)	$112	$388	$685	$1,529
Acquiring Fund (Pro Forma — Reorganization Only)	$101	$315	$547	$1,213
Acquiring Fund (Pro Forma — Reorganization and Additional Transactions)	$101	$315	$547	$1,213

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in a greater amount of taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in the “Annual Fund Operating Expenses” table or in the expense examples, affect a Fund’s performance. During the Target Fund’s most recent fiscal year, the Target Fund’s portfolio turnover rate was 20% of the average value of the Fund’s portfolio. The Acquiring Fund will not commence operations until the consummation of the Reorganization.

It is not anticipated that any holdings of the Target Fund will be required to be sold in order to consummate the Reorganization, and therefore there will not be any brokerage costs or other transaction costs as a result of the Reorganization.

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Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies

The investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund are substantially similar and are set forth in the table below. Each Fund’s investment objective is not fundamental and may be changed without shareholder approval. A Fund will provide 60 days’ advance notice of any change in its investment objective.

Investment Objective	Long-term capital appreciation.
Principal Investment Strategies

Each Fund invests primarily in equity securities of U.S. and foreign companies believed by the Adviser to be undervalued.

Equity securities in which a Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock).

Market Capitalization

The Adviser’s starting universe is the constituents of the S&P 500 Index and the non-U.S.-based companies in the S&P Global 100 Index. Additionally, the Adviser will consider companies in the top quartile in terms of market cap (generally, $5 billion and up) of the S&P Midcap 400 Index.

Each Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies.

Foreign Securities	Each Fund may invest in foreign companies, either directly or through certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers (“ADRs”).
Diversification	Each Fund is diversified.

Additional Information About Principal Investment Strategies

For each Fund, the Adviser generally selects equity securities of high-quality companies believed by the Adviser to be undervalued.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies, either directly or through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies. The Adviser’s starting universe is the constituents of the S&P 500 Index and the non-U.S.- based companies in the S&P Global 100 Index. Additionally, the Adviser will consider companies in the top quartile in terms of market cap (generally, $5 billion and up) of the S&P Midcap 400 Index. The Adviser culls this initial universe into an “investable” universe using a combination of qualitative and quantitative analysis. The Adviser begins with a qualitative screen to reduce

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the number of companies eligible for investment by the Fund. The Adviser emphasizes companies that are market leaders, offer stable products, have low capital requirements and have experienced and competent management with ownership stakes. The Adviser then uses a quantitative analysis to further reduce the universe of companies in which the Fund may invest. The Adviser emphasizes companies with high returns on capital, high correlation between earnings and cash flow, low financial risk and valuations based on discounted cash flow models.

Our approach to investing in equities is based on the methodology pioneered by Benjamin Graham, and as further developed and modified by Warren Buffett and Charlie Munger of Berkshire Hathaway. Mr. Graham distilled the secret of sound investment in three words – “Margin of Safety”. This simple concept has become the cornerstone of our investment philosophy. While we strive to maximize return, we believe that the primary and overriding investment criterion should be safety of principal with a focus on minimizing permanent loss of capital. This mindset directs us to stocks selling at a significant discount to our estimate of underlying intrinsic value. This enables us to generate substantial gains when our analysis proves correct, while minimizing downside risk if a particular investment thesis is flawed. Adhering to these principles often results in an investment policy that runs counter to the general market psychology, and facilitates reducing the process of purchasing and selling securities to a discipline rather than an art. This approach is focused on maximizing long-term net worth and not necessarily on generating short-term performance.

We consider investments in common stocks as units of ownership in a business. We don’t, therefore, regard ourselves as just traders of pieces of paper, but rather as part-owners of tangible businesses. As such, we seek to allocate investment capital on the basis of justifiable premises, valid logic and hard evidence – not popularity or emotion. This owner mentality necessarily requires us to draw a distinction between investing and speculating. As investors, our primary interest lies in acquiring and holding securities of exceptional businesses at suitable prices. Market movements are important to us only in a practical sense, as they alternately create low price levels at which we can buy and high price levels at which we can sell.

In determining the intrinsic value of a company, our research focuses primarily on fundamental principles of balance sheet and cash flow analysis, with a secondary emphasis on the income statement. Our bottom-up research includes review of SEC filings, financial statements and industry publications. We rely primarily on independent thinking and in-house research, and not on guidance from perpetually optimistic company management or potentially biased Wall Street analysts. We look for companies with superior, sustainable, competitive positions in their market niche, historically high returns on invested capital, strong free cash flow, little or no reliance on debt financing, and an experienced management team with significant ownership stakes. Our stringent research gives us confidence to establish concentrated portfolios (30 to 40 companies) where our best ideas can have a meaningful impact on performance. While we guard against market risk through asset allocation and industry diversification, we believe investment risk is most importantly handled by detailed knowledge about companies in which we invest and by being acutely price conscious.

We believe that to effectively value a business we must first understand the dynamics of the industry (barriers to entry, threat of substitutes, competitive landscape, power of buyers and suppliers) and what factors impact the company’s margins and its returns on invested capital. As part of the valuation process, we estimate the future cash flows that can be generated by the business, always keeping our estimates conservative. Because of the uncertainties inherent in this process, we tend to favor businesses in industries unlikely to experience major change and where surprises are not likely to prove devastating to the long-term value of the franchise. Fast changing industries may produce some huge winners, but it precludes the certainty we desire. We would rather be reasonably certain of a good result than hopeful for a great one.

In determining the intrinsic value of a company, our Research Team focuses primarily on fundamental principles of balance sheet and cash flow analysis, with a secondary emphasis on the income statement. Our bottom-up research includes review of the annual and quarterly reports (10-Ks & 10-Qs), financial statements, and industry publications. We rely primarily on our own independent thinking and in-house research, and not on guidance from perpetually optimistic Company management or potentially biased Wall Street analysts.

Securities that have reached their intrinsic value or securities with deteriorating fundamentals that cannot support the current valuation of the security or that no longer support the thesis upon which their purchase was based are candidates for sale. The Adviser may also sell securities of the Fund when it identifies opportunities that are more attractive for the Fund than the prospects of a particular current holding.

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Comparison of Fundamental Investment Policies.

The investment limitations described below have been adopted by each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in this Combined Information Statement/Prospectus, the term “majority of the outstanding shares of the Fund” means the lesser of (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

Policy*
Borrowing Money

The Fund will not borrow money, except from (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or

(b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Diversification	The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).
Senior Securities	The Fund will not issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.
Underwriting	The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.
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Real Estate	The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
Commodities	The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.
Loans	The Fund will not make loans to other persons, except (a) by loaning portfolio securities;
(b) by engaging in repurchase agreements; or
(c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
Concentration	The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

*	With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in “Borrowing Money” above.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described in “Additional Information About The Acquiring Fund—Principal Risks of the Acquiring Fund” below. The Target Fund and the Acquiring Fund are subject to the same principal risks, however the Acquiring Fund is also subject to certain risks unique to operating as an ETF (e.g., Market Trading Risk and Premium/Discount Risk).

Comparison of Management of the Funds

Investment Adviser

Kovitz Investment Group Partners, LLC, 71 South Wacker Drive, Suite 1860, Chicago, IL 60606, serves as investment adviser to each Fund (previously defined as the “Adviser” or “Kovitz”). The Adviser has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio. The Adviser provides investment advice primarily to high net worth individuals and institutional clients. The Adviser is an indirect wholly owned subsidiary of Focus Financial Partners, LLC, a Delaware limited liability company that is a strategic and financial investor in independently managed wealth management firms. As of December 31, 2021, the Adviser had assets under management of approximately $7.8 billion. Each Fund is governed by its Board, which

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is responsible for overseeing the Fund. The Acquiring Fund and the Target Fund have the same Board members and officers. For a listing of members of the Board, please refer to the Statement of Additional Information.

The Adviser has served as investment adviser to the Target Fund since January 1, 2016. Prior to January 1, 2016, the Acquiring Fund was managed by Kovitz Investment Group, LLC (“KIG”).

The Target Fund pays the Adviser a fee at an annual rate equal to 1.00% of the Target Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fee and/or reimburse certain Target Fund operating expenses, but only to the extent necessary so that the Target Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as acquired fund fees and expenses) do not exceed 1.10% of net assets. The contractual agreement is effective through February 28, 2023. This limitation also excludes any “acquired fund fees and expenses” as that term is described in the Target Fund’s prospectus. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Target Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Target Fund within the three years following the date of such waiver or reimbursement, provided that the Target Fund is able to make the repayment without exceeding the applicable expense limitation in effect at the time of the waiver and/or reimbursement and the expense limitation in effect at the time of the repayment (the “Recoupment Right”). Additionally, in conjunction with the shareholder approval of the investment advisory arrangements between the Adviser and the Target Fund, shareholders also approved the right of the Adviser, subject to the conditions of the Recoupment Right, to recoup amounts previously waived and/or reimbursed to the Fund by KIG. More detailed information about amounts that are subject to the Recoupment Right are contained in the Target Fund’s SAI. For the fiscal year ended October 31, 2021, the Target Fund paid a management fee equal to 0.82% of the Target Fund’s average daily net assets, after fee waivers and reimbursement. A discussion of the factors that the Board considered in approving the Target Fund’s advisory agreement with the Adviser is contained in the Target Fund’s semi-annual report for the fiscal period ended April 30, 2022.

The Adviser provides investment advisory services and pays most of the Acquiring Fund’s expenses (with certain exceptions noted below) in return for a “unitary fee.” For its services to the Acquiring Fund, the Adviser is entitled to receive an annual fee equal to 0.99% of the Acquiring Fund’s average daily net assets. The Acquiring Fund, not the Adviser, pays the following expenses: brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), extraordinary or non-recurring expenses, such as litigation, and any 12b-1 fees. The Acquiring Fund’s unitary fee will apply following completion of the Reorganization.

Portfolio Managers

Kovitz utilizes a team approach in managing the Funds. The members of Kovitz’s investment team are jointly responsible for making the investment decisions for the Fund, and decisions are made by consensus opinion.

Mitchell A. Kovitz, CFA, CPA — Chief Executive Officer, Portfolio Manager and Principal of the Adviser. Mr. Kovitz has been managing the Fund as a Founder and Principal of KIG since 2011. He founded KIG with his partners in 2003. Mr. Kovitz helped form the Kovitz Group within Rothschild Investment Corporation, Chicago, IL in 1994. After forming the Kovitz Group, he was promoted to Vice President in 1995, Chief Operating Officer in 2001, and President in 2002. Mr. Kovitz graduated from the University of Illinois at Urbana-Champaign in 1986 with a Bachelor of Science degree in Accounting. He became licensed as a Certified Public Accountant in 1986 and received his masters in taxation from the University of Illinois in 1987. Mr. Kovitz is a CFA® Charterholder.

Joel D. Hirsh, CFA — Portfolio Manager and Principal of the Adviser. Mr. Hirsh has been managing the Fund since 2011 as a Portfolio Manager of KIG. He joined KIG in 2006 as an equity analyst. In 2007 his role expanded to Portfolio Manager. Prior to joining KIG, Mr. Hirsh was an equity research analyst for KeyBank Capital Markets, a division of McDonald Investments. Mr. Hirsh graduated from the University of Michigan in 2004 with a Bachelor of Arts degree in Economics. Mr. Hirsh is a CFA® Charterholder and a member of the CFA Society of Chicago’s Education Advisory Group.

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Bryan L. Engler, CFA — Portfolio Manager and Principal of the Adviser. Mr. Engler has been managing the Fund as a Portfolio Manager of the Adviser since 2021. Mr. Engler joined the Adviser in 2019 as a Senior Research Analyst. Previously, he was a Senior Equity Analyst at Great Lakes Advisors from 2011 to 2019. Mr. Engler graduated from Tulane University in 2005 with a Bachelor of Arts degree in Political Science. Mr. Engler is a CFA® Charterholder and a member of the CFA Society of Chicago.

Jonathan A. Shapiro, MBA, CFA — Principal and Portfolio Manager of the Adviser. Mr. Shapiro has been managing the Fund as a Founder and Principal of KIG since 2011. He founded KIG with his partners in 2003. Mr. Shapiro joined the Kovitz Group at Rothschild Investment Corporation, Chicago, IL in 1999 as a Portfolio Manager. Previously, he was an Analyst at Vector Securities from 1997 to 1999 and a Management Consultant with KMPG and Towers Perrin from 1986 to 1997. Mr. Shapiro graduated from Carleton College in 1986 with a Bachelor of Arts degree in Mathematics. He later received his Masters of Business Administration from the University of Chicago Booth School of Business with concentrations in Finance and Accounting. Mr. Shapiro is a CFA® Charterholder and a member of the CFA Society of Chicago.

The Statement of Additional Information for each Fund provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations, and, therefore, has no performance history predating the Reorganization. Assuming the Additional Transactions occur in addition to the Reorganization, the Target Fund will be the accounting and performance survivor of the Reorganization. This means that the Acquiring Fund will continue to show the historical investment performance and returns of the Target Fund (even after liquidation). If the Target Fund does not consummate its part of the Reorganization, the Marathon Fund will be the accounting and performance survivor of the Reorganization.

The bar chart below shows how the Target Fund’s investment results have varied from year to year. The table below shows how the Target Fund’s average annual total returns for the one-year, five-year and since-inception periods compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Target Fund. Past performance (before and after taxes) of the Target Fund is no guarantee of how it will perform in the future.

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
Best	20.80%	2nd Quarter, 2020
Worst	(29.22)%	1st Quarter, 2020

The year-to-date return as of September 30, 2022 was (26.91)%

Average Annual Total Returns (for periods ended December 31, 2021)

	1 Year	5 Years	10 Years
Before Taxes	29.87%	14.39%	14.11%
After Taxes on Distributions	24.92%	12.42%	12.82%
After Taxes on Distributions and Sale of Fund Shares	21.03%	11.21%	11.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 695-3729. Performance data current to the most recent quarter end may be obtained at www.greenowlfund.com.

Dividends, Distributions and Pricing

Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (the “Distributor”), is the exclusive agent for distribution of shares of the Target Fund. An officer of the Target Fund and of the Acquiring Fund is also an officer of the Distributor, and may be deemed to be an affiliate of the Distributor. The Distributor is a wholly owned subsidiary of Ultimus Fund Solutions, LLC. Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 (“Northern Lights”), is the exclusive agent for distribution of shares of the Acquiring Fund. An officer of the Acquiring Fund is also an officer of Northern Lights, and may be deemed to be an affiliate of Northern Lights. The Distributor and Northern Lights are wholly owned subsidiaries of Ultimus Fund Solutions, LLC.

Shares of each Fund are offered on a continuous basis. Neither the Target Fund nor the Acquiring Fund have adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act for the payment of fees by the Funds related to the Funds’ distribution.

Each Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. The Acquiring Fund expects that its distributions will consist primarily of income and net realized capital gains. The Acquiring Fund declares and pays dividends at least annually. Net investment income distributed by the Acquiring Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income for U.S. federal income tax purposes (including if reinvested in additional shares).

Comparison of Valuation of Portfolio Securities and Purchase, Redemption and Exchange of Shares

The Target Fund and Acquiring Fund have substantially the same procedures for valuing their portfolio securities. The Funds determine their NAV per share after the close of the NYSE (normally 4:00 p.m. eastern time). The Funds will not be priced on days that the NYSE is closed for trading.

The Target Fund and the Acquiring Fund have different procedures for purchasing, exchanging and redeeming shares. Neither the Target Fund nor the Acquiring Fund provide for the exchange of shares.

Shareholders in the Target Fund may purchase or sell (redeem) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business by first contacting the Fund’s Transfer Agent at (888) 695-3729 or by contacting their financial intermediary regarding purchase and redemption procedures. The purchase price of a share of the Target Fund is its NAV per share. All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (eastern time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

The Target Fund has a minimum initial investment requirement of $2,500 and no minimum for subsequent investments, whereas the Acquiring Fund does not have a minimum initial investment or subsequent investment requirement. However, unlike the Target Fund, individual shares of the Acquiring Fund are not purchased or sold at NAV directly with the Fund. The Acquiring Fund will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Acquiring Fund’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Acquiring Fund consists of a specified number of shares as stated in the Acquiring Fund’s Prospectus. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Acquiring Fund specifies each day at the NAV next determined after receipt of an order.

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Individual Acquiring Fund shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Shares of the Acquiring Fund can be bought and sold during the day like shares of other publicly traded companies. Buying and selling shares of the Acquiring Fund on an exchange involves certain costs. When buying and selling shares through a financial intermediary, you may incur brokerage or other charges determined by your financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of the Acquiring Fund may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. The trading prices of the Acquiring Fund’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for Fund shares and shares of the underlying securities held by the Fund, economic conditions and other factors, rather than the Acquiring Fund’s NAV, which is calculated at the end of each business day.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Target Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Comparison of Service Providers

The following provides a comparison of the service providers for the Funds.

Service Provider	Target Fund	Acquiring Fund
Administrator	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
Custodian	Huntington National Bank 41 South High Street Columbus, OH 43215	Brown Brothers Harriman 140 Broadway New York, NY 10005
Fund Accounting Services Provider	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Brown Brothers Harriman 140 Broadway New York, NY 10005
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115
Distributor	Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
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additional Information About the Reorganization

Terms of the Reorganization

The proposed Reorganization will be governed by the Plan, a form of which is attached as Appendix A hereto. The Plan provides that the Target Fund will transfer substantially all its assets to the Acquiring Fund, and, in exchange, the Acquiring Fund will assume all the liabilities of the Target Fund and issue and deliver to the Target Fund a number of full shares of the Acquiring Fund, plus cash in lieu of fractional shares, if any, having a net asset value equal to the value of the assets of the Target Fund transferred to the Acquiring Fund less the liabilities of the Target Fund assumed by the Acquiring Fund, with such values determined in each case as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Valuation Time”). As of the designated time on the Closing Date as set forth in the Plan, the Target Fund will distribute in complete liquidation of the Target Fund (i) all Acquiring Fund shares received by the Target Fund, plus cash in lieu of fractional shares, if any, to its shareholders of record other than Direct IRA Shareholders and (ii) cash to Direct IRA Shareholders. This distribution will be accomplished by the transfer of the Acquiring Fund shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund shareholders, and representing the respective number of Acquiring Fund shares due each such shareholder. All issued and outstanding shares of the Target Fund simultaneously will be canceled on the books of the Target Fund.

The Target Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. The Acquiring Fund will, within a reasonable period of time before the Closing Date, identify the securities, if any, on the Target Fund’s list referred to in the foregoing sentence that do not conform to the Acquiring Fund’s investment objective, policies or restrictions, as set forth in the Acquiring Fund’s prospectus and statement of additional information, and will notify the Target Fund accordingly. The Target Fund, if requested by the Acquiring Fund, will dispose of such non-conforming securities identified by the Acquiring Fund before the Closing Date. In addition, if it is determined that the portfolios of the Funds, when aggregated, would contain investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. The sale of such investments could result in taxable distributions to shareholders of the Target Fund prior to the Reorganization. Notwithstanding the foregoing, nothing in the Plan will require the Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Target Fund or the Adviser, such disposition would adversely affect the status of the Reorganization as a “reorganization,” as such term is used in Section 368(a) of the Code, or would otherwise not be in the best interests of the Target Fund. See the section captioned “Additional Information about the Reorganization—U.S. Federal Income Tax Status of the Reorganization” below.

Termination of the Plan

The consummation of the Reorganization is subject to the terms and conditions of, and the representations and warranties being true as set forth in, the Plan. The Plan may be terminated by mutual agreement of the parties thereto. In addition, either Fund may at its option terminate the Plan at or before the closing due to (i) a breach by the non-terminating party of any representation, warranty or agreement to be performed at or before the closing, if not cured within 30 days of the breach and prior to the closing, (ii) a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met or (iii) a determination by the Board of Trustees of the Target Fund or the Acquiring Fund, as applicable, that the consummation of the transactions contemplated by the Plan is not in the best interests of its respective Fund.

Description of Securities to Be Issued

Shares of Beneficial Interest. The Acquiring Fund has established and designated one class of shares, without par value which are offered through this Combined Information Statement/Prospectus to be issued to Target Fund shareholders in the Reorganization. The Acquiring Fund’s declaration of trust permits the Board of Trustees, in its sole discretion, and subject to compliance with the 1940 Act, to further subdivide the shares of the Acquiring Fund into one or more other classes of shares. No certificates for Acquiring Fund shares will be issued as part of the Reorganization.

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Voting Rights of Shareholders. Holders of shares of the Acquiring Fund are entitled to one vote per share on matters as to which they are entitled to vote. The Acquiring Fund operates as a series of Valued Advisers Trust, an open-end management investment company registered with the SEC under the 1940 Act. The Board of Trustees may, in its sole discretion, create additional series of Valued Advisers Trust from time to time. There are no preemptive or other subscription rights. In addition to the specific voting rights described above, shareholders of the Acquiring Fund are entitled, under current law, to vote with respect to certain other matters, including changes in fundamental investment policies and restrictions. Moreover, shareholders owning at least 10% of the outstanding shares entitled to vote may request that the Board call a special shareholders’ meeting to remove Trustees or for any other purpose. The Board of Trustees of Valued Advisers Trust has the right to establish additional series and classes of shares in the future, to change in any manner those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

Costs of the Reorganization

The Adviser will pay all of the costs and expenses resulting from the Reorganization, whether or not the Reorganization is consummated. The estimated expenses of the Reorganization are $115,000, representing management’s estimate of professional fees, charges by service providers, and any expenses related to the printing and mailing of the Combined Information Statement/Prospectus. It is not anticipated that any holdings of the Target Fund will be required to be sold in order to consummate the Reorganization, and therefore there will not be any brokerage costs or other transaction costs as a result of the Reorganization.

U.S. Federal Income Tax Status of the Reorganization

As a non-waivable condition to each Fund’s obligation to consummate the Reorganization, each Fund will receive a tax opinion from Vedder Price P.C. (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) with respect to the Reorganization substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for U.S. federal income tax purposes:

1.       The transfer by the Target Fund of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares, plus cash in lieu of fractional shares, and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the complete liquidation of the Target Fund by the distribution of (a) all the Acquiring Fund shares, plus cash in lieu of fractional shares, so received by the Target Fund to the Target Fund shareholders of record, other than Direct IRA Shareholders, and (b) cash to Direct IRA Shareholders of record and the termination of the Target Fund under applicable state law promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code with respect to the Reorganization.

2.       No gain or loss will be recognized by the Acquiring Fund upon the receipt of substantially all the Target Fund’s assets solely in exchange for Acquiring Fund shares, plus cash in lieu of fractional shares, and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

3.       No gain or loss will be recognized by the Target Fund upon the transfer of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares, plus cash in lieu of fractional shares, and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the complete liquidation of the Target Fund by the distribution (whether actual or constructive) of (a) all such Acquiring Fund shares, plus cash in lieu of fractional shares, to Target Fund shareholders, other than Direct IRA Shareholders, and (b) cash to Direct IRA Shareholders solely in exchange for such shareholders’ shares of the Target Fund.

4.       No gain or loss will be recognized by the Target Fund shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Target Fund solely for Acquiring Fund shares plus cash in lieu of fractional Acquiring Fund Shares, except to the extent the Target Fund’s shareholders receive cash in lieu of a fractional Acquiring Fund share.

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5.       The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder (reduced by the amount of any basis allocable to a fractional share for which cash is received).

6.       The holding period of the Acquiring Fund shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided the Target Fund shares are held as capital assets at the effective time of the Reorganization.

7.       The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

8.       The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which those assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under U.S. federal income tax principles (a) at the end of a taxable year (or on the termination thereof) or (b) upon the transfer of such asset whether or not such transfer would otherwise be a non-taxable transaction under the Code, (2) the effect of the Reorganization on a Direct IRA Shareholder of the Target Fund, or (3) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion will be based on certain factual representations and customary assumptions. The opinion will rely on such representations and will assume the accuracy of such representations. If such representations and assumptions are incorrect, the Reorganization may not qualify as a tax-free reorganization for U.S. federal income tax purposes, and the Target Fund and Target Fund shareholders may recognize taxable gain or loss as a result of the Reorganization.

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts and there can be no assurance that the IRS or a court will concur on all or any of the issues discussed above. If the Reorganization occurs but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

If a Target Fund shareholder receives cash in lieu of a fractional Acquiring Fund share, the shareholder will be treated as having received the fractional Acquiring Fund share pursuant to the Reorganization and then as having sold that fractional Acquiring Fund share for cash. As a result, each such Target Fund shareholder generally will recognize gain or loss equal to the difference between the amount of cash received and the basis in the fractional Acquiring Fund share. This gain or loss generally will be a capital gain or loss and generally will be long-term capital gain or loss if, as of the effective time of the Reorganization, the holding period for the shares (including the holding period of Target Fund shares surrendered therefor if the Target Fund shares were held as capital assets at the time of the Reorganization) is more than one year. The deductibility of capital losses is subject to limitations. Any cash received in lieu of a fractional share may be subject to backup withholding taxes.

If a shareholder holds Target Fund shares through a fund direct IRA and does not take action to transfer its Target Fund shares to a brokerage account prior to the Reorganization, the shareholder’s Target Fund shares will be liquidated at the effective time of the Reorganization and the shareholder will receive cash equal in value to the NAV of the shareholder’s Target Fund shares as of the Valuation Time. Such liquidation will result in a taxable distribution from the IRA to the IRA account holder (unless the distribution is a qualified distribution from a Roth IRA or qualifies as an eligible rollover distribution) and in a loss of the tax-advantaged treatment of the account. In some cases, the IRA distribution may also be subject to a 10% early distribution tax. Shareholders who hold Target Fund shares through a fund direct IRA are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization.

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Prior to the Valuation Time, the Target Fund will declare and pay a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of the Target Fund’s net investment income and realized net capital gains (after reduction by any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid U.S. federal income tax), if any, through the Closing Date. To the extent distributions are attributable to ordinary taxable income or capital gains, the distribution will be taxable to shareholders for U.S. federal income tax purposes and may include net capital gains resulting from the sale of portfolio assets discussed below. Additional distributions may be made if necessary. All dividends and distributions will be reinvested in additional shares of the Target Fund unless a shareholder has made an election to receive dividends and distributions in cash. Dividends and distributions are treated the same for U.S. federal income tax purposes whether received in cash or additional shares.

To the extent that a portion of the Target Fund’s portfolio assets are sold prior to the Reorganization, including any sales in connection with the repositioning described below, the U.S. federal income tax effect of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years that may be used to offset future capital gains), would be distributed to the Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (net short-term capital gain in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to the Target Fund’s taxable year in which the sale occurs and would be taxable to shareholders who are subject to U.S. federal income tax.

The Target Fund may experience portfolio turnover due to portfolio repositioning prior to the Reorganization. To the extent the Target Fund realizes net losses from the sale of portfolio securities as part of the portfolio repositioning, the net capital gain or net investment income to be distributed by the Target Fund prior to the closing of the Reorganization will be reduced. In the event the Target Fund realizes income or gain as a result of such sales, the net capital gain or net investment income to be distributed by the Target Fund will be increased if such income or gain cannot be offset by available capital loss carryforwards.

After the Reorganization, the Acquiring Fund’s ability to use the Target Fund’s pre-Reorganization realized and unrealized capital losses, if any, may be limited under certain U.S. federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, shareholders may pay U.S. federal income tax sooner, or may pay more U.S. federal income tax, than they would have had the Reorganization not occurred. The effect of these potential limitations, however, will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization. As of October 31, 2021, the Acquiring Fund had not commenced operations, and had $0 in unused capital loss carryforwards available for U.S. federal income tax purposes to be applied against capital gains. As of October 31, 2021, the Target Fund had unused capital loss carryforwards in the amount of $0 available for U.S. federal income tax purposes to be applied against capital gains.

To the extent the Acquiring Fund sells portfolio investments, shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund when such income and gains are eventually distributed by the Acquiring Fund. This may include any built-in gain in the portfolio investments of the Target Fund, the Marathon Fund or the SMAs that was unrealized at the time such investments were transferred to the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Capitalization

The following table shows the capitalization of the Target Fund as of August 31, 2022 and the Acquiring Fund on a pro forma basis, assuming the proposed Reorganization had taken place as of August 31, 2022.

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	Target Fund	Acquiring Fund	Pro Forma Adjustments	Acquiring Fund (Pro Forma — Reorganization Only)(1)
Net Assets	$82,012,173	$—	$—	$82,012,173
Shares Outstanding	4,455,323	—	—	4,455,323
Net Asset Value Per Share	$18.41	—	—	$18.41

(1)	The pro forma balances are presented as if the Reorganization was effective as of August 31, 2022, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about December 9, 2022, or such later time agreed to by the parties at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

The following table shows the capitalization of the Target Fund as of August 31, 2022 and the Acquiring Fund on a pro forma basis, assuming the proposed Reorganization and the Additional Transactions had taken place as of August 31, 2022.

	Target Fund	Acquiring Fund	Pro Forma Adjustments	Acquiring Fund (Pro Forma – Reorganization and Additional Transactions)(1)
Net Assets	$82,012,173	$—	$546,673,619	$628,685,792(2)
Shares Outstanding	4,455,323	—	29,693,824	34,149,147
Net Asset Value Per Share	$18.41	—	—	$18.41

(1)	The pro forma balances are presented as if the Reorganization and Additional Transactions were effective as of August 31, 2022, and are presented for informational purposes only. The actual Closing Date of the Reorganization and Additional Transactions is expected to be on or about December 9, 2022, or such later time agreed to by the parties at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization and Additional Transactions.
(2)	Net assets includes (a) the Target Fund ($82,012,173), (b) the Marathon Fund ($46,673,619), and (c) the SMAs ($500,000,000). The amount of net assets attributable to the SMAs is based on Kovitz’s estimate of the amount of assets that will participate in the Additional Transactions and the actual amount may be different.

The Statement of Additional Information relating to the Reorganization, filed with the SEC together with this Combined Information Statement/Prospectus, includes an audited schedule of investments for the assets of the SMAs eligible to participate in the Additional Transactions.

Reasons for the Reorganization

Kovitz proposed that the Target Fund be reorganized into the Acquiring Fund because the ETF structure of the Acquiring Fund may provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency, because of the lower expense structure of the Acquiring Fund and because the exchange-listed ETF shares of the Acquiring Fund would allow for additional trading flexibility that would enable investors to purchase or sell shares of the Acquiring Fund throughout the trading day based on market prices. While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind and thereby often minimize the realization of capital gains by the ETFs as the result of portfolio transactions. Capital gains distributions, if any, made by an ETF typically are relatively small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after the shareholders sell their ETF shares. In contrast, when portfolio securities are sold within a mutual fund (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the sale can create capital gains within the mutual fund that impact all taxable shareholders of the mutual fund.

The Acquiring Fund will pursue substantially similar investment objective and investment strategies as the Target Fund but with the benefits of operating as an ETF. Kovitz will continue as the investment adviser of the Acquiring Fund after the Reorganization and no change in portfolio managers will result from the Reorganization. In addition, the Acquiring Fund will experience a decrease in management fee rates and, therefore, is expected to experience lower overall expenses as compared to the Target Fund.

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The Board of the Target Fund considered the Reorganization and approved the Plan. In considering the Plan, the Board requested and received detailed information from the officers of the Target Fund, and representatives of Kovitz regarding the Reorganization, including: (1) the terms of the Plan; (2) the investment objectives, investment strategies, and investment policies of the Target Fund and the Acquiring Fund; (3) comparative data analyzing the fees and expenses of the Funds; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Fund; (5) the management, financial position, and business of Kovitz and its affiliates; and (6) the impact of the Reorganization on the Target Fund and its shareholders.

With respect to the information listed above, the Board of the Target Fund considered that, among other information: (1) the Plan was designed to be a tax-free reorganization for U.S. federal income tax purposes and the shares of the Acquiring Fund that would be received by the shareholders of the Target Fund in the exchange would have an aggregate net asset value equal to the net asset value of the shares of the Target Fund held by such shareholders immediately prior to the Reorganization, with cash being received in lieu of fractional shares; (2) the investment objectives, strategies and policies of the Target Fund and the Acquiring Fund are similar; (3) the management fee of the Acquiring Fund is lower than the management fee of the Target Fund and, therefore, the Acquiring Fund is expected to experience lower overall expenses as compared to the Target Fund; (4) the ETF structure of the Acquiring Fund will benefit tax conscious shareholders; and (5) Kovitz is the adviser of both the Target Fund and Acquiring Fund and the terms of the investment management agreements are materially the same. The Board also considered that the Reorganization met the conditions under Rule 17a-8 under the 1940 Act to be consummated without the vote of shareholders of the Target Fund or the Acquiring Fund.

In approving the Reorganization, the Board of the Target Fund, including all of the Independent Trustees, determined that (i) participation in the Reorganization is in the best interest of the Target Fund’s shareholders, and (ii) the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.

In making these determinations, the Board of the Target Fund, including all of the Independent Trustees, considered a number of factors, including the potential benefits and costs of the Reorganization to the shareholders of the Target Fund. These considerations included the following:

•	The ETF structure of the Acquiring Fund may provide greater tax efficiency with respect to the management of capital gains distributions;
•	The same investment adviser and portfolio managers that currently manage the Target Fund are expected to manage the Acquiring Fund following the closing of the Reorganization;
•	The management fee of the Acquiring Fund is lower than the management fee of the Target Fund and, therefore, the Acquiring Fund is expected to experience lower overall expenses as compared to the Target Fund;
•	There are no material differences in the contractual terms of the Target Fund’s investment management agreement with Kovitz as compared to the Acquiring Fund’s investment management agreement, and Kovitz does not anticipate that the Reorganization will result in any decline in services from the level that historically have been provided to the Target Fund;
•	The investment objectives, investment strategies and investment policies of the Target Fund and the Acquiring Fund are substantially similar;
•	The Adviser will pay the costs of the Reorganization;
•	Although shareholders of the Target Fund must have a brokerage account that is permitted to hold ETF shares in order to receive shares of the Acquiring Fund, the Acquiring Fund has engaged a stock transfer agent to hold Acquiring Fund shares for each Target Fund shareholder who does not have an appropriate brokerage account at the time of the Reorganization (for a period of up to one year from the date of the Reorganization), so that such shareholders can establish brokerage accounts (except with respect to fund shareholders who hold Target Fund shares through a fund direct IRA, for whom the arrangement with a stock transfer agent is not feasible and the Target Fund shares will be
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liquidated if they do not take action to move their Target Fund shares to a brokerage account prior to the effective time of the Reorganization and such liquidation will result in a taxable distribution from the IRA to the IRA account holder unless the distribution is a qualified distribution from a Roth IRA or qualifies as an eligible rollover distribution);

•	A vote of shareholders of the Target Fund is not required under the Acquiring Fund’s governing documents or the 1940 Act;
•	Because ETF shares trade at market prices rather than at NAV, shares of an ETF may trade at a premium or discount to the ETF’s NAV;
•	The Reorganization is intended to be tax-free for U.S. federal income tax purposes for shareholders of the Target Fund who receive shares of the Acquiring Fund, except with respect to cash received in lieu of fractional shares of the Acquiring Fund;
•	The Acquiring Fund does not issue fractional shares, and, as a result, shareholders will receive cash in lieu of fractional shares of the Acquiring Fund, resulting in a cash payment that may be taxable to such shareholders for U.S. federal income tax purposes; and
•	The alternatives available for shareholders of the Target Fund, including the ability to redeem their shares of the Target Fund prior to the Reorganization.

Based upon their evaluation of the relevant information presented to it, and in light of their fiduciary duties under federal and state law, the Board of the Target Fund, including all of the Independent Trustees, concluded that the Reorganization is in the best interests of Target Fund shareholders and that no dilution of value would result to the shareholders of the Fund from the Reorganization.

Additional Information About the Acquiring Fund

Information about Capital Structure

The Acquiring Fund is an open-end diversified series of Valued Advisers Trust (the “Trust”). The operations of the Trust are governed by its Declaration of Trust, Bylaws and Delaware law. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008. The Acquiring Fund is one of a series of funds authorized by the Trust’s Board of Trustees.

Following the Reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund equal in value to the shares of the Target Fund they hold immediately prior to the Reorganization, with cash being received in lieu of fractional shares. The Acquiring Fund shares will be credited to the Target Fund shareholder’s brokerage account and the shares of the Target Fund will be cancelled. If a shareholder does not have a brokerage account that can accommodate shares of an ETF at the time of the Reorganization, the Acquiring Fund shares that a shareholder receives in the Reorganization will be held by a stock transfer agent, American Stock Transfer (“AST”), until the shareholder identifies a brokerage account into which AST can transfer the shares. Any Acquiring Fund shares held by the stock transfer agent on behalf of a shareholder will be treated as being held by such shareholder for all U.S. federal income tax purposes. If a shareholder’s Acquiring Fund shares are not transferred from AST into a brokerage account within a year of the date of a Reorganization, after one year, such shares of the Acquiring Fund held at AST will be converted to cash and the cash proceeds sent to the accountholder of record. The conversion of the Acquiring Fund shares to cash may be subject to fees and expenses and will be a taxable event for U.S. federal income tax purposes. If a shareholder holds shares through a fund direct IRA and does not take action to transfer its Target Fund shares to a brokerage account prior to the Reorganization, the shareholder’s Target Fund shares will be liquidated at the effective time of the Reorganization and the shareholder will receive cash equal in value to the NAV of the shareholder’s Target Fund shares. Such liquidation will result in a taxable distribution from the IRA to the IRA account holder (unless the distribution is a qualified distribution from a Roth IRA or qualifies as an eligible rollover distribution) and in a loss of the tax-advantaged treatment of the account. In some cases, the IRA distribution may also be subject to a 10% early distribution tax. Shareholders who hold

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Target Fund shares through a fund direct IRA are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization.

Principal Risks of the Acquiring Fund

The principal risks of investing in the Acquiring Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline as a result of national and global events such as recession, war, epidemics or pandemics, terrorism, natural disasters and other events which may have a significant impact on markets generally.

Pandemic Risk. The global outbreak of the COVID-19 virus and the resulting governmental responses to address the pandemic have disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the Fund may be impacted by COVID-19, which may in turn impact the value of your investment.

Sanctions Risk. Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Risks of Investing in Common Stocks. The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations.

Risks of Small and Medium Capitalization Companies. To the extent the Fund invests in small and medium cap companies, the Fund will be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies, and small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Foreign Securities. To the extent the Fund invests in foreign securities (including ADRs) the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include the risks associated with higher transaction costs, delayed settlements, lack of liquidity, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or

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reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated obligations, thereby increasing credit risk. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments. In addition, foreign issuers, brokers, and securities markets may be subject to less government supervision than in the United States.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.

Risk of Warrants and Rights. A warrant or right gives the Fund the ability to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant or right may become worthless unless it is exercised or sold before expiration. For example, if the market price of the common stock does not exceed the warrant’s or right’s exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Sector Risk. To the extent that the Fund focuses in one or more sectors, factors affecting those sectors could affect Fund performance.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

Market Trading Risk. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the Fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of the Fund’s shares and its underlying value.

There can be no assurance that the shares will continue to trade on a stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Premium/Discount Risk. Shares of the Fund may trade at prices other than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below its most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the most recent calculation. The trading prices of the Fund’s shares fluctuate continuously throughout trading hours based on

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market supply and demand rather than NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the Fund that differ significantly from its NAV.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, Transfer Agent or other third party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any government agency.

As with any fund investment, the Fund’s returns will vary and you could lose money.

Additional Investment Strategies and Policies

Temporary Defensive Positions

From time to time, the Acquiring Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Acquiring Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Acquiring Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Acquiring Fund’s investment criteria are not available. By keeping cash on hand, the Acquiring Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Acquiring Fund may not achieve its investment objective(s).

For More Information

You can find additional information about the Acquiring Fund in the following documents:

Annual and Semi-Annual Reports. While this Combined Information Statement/Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports will detail the Acquiring Fund’s actual

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investments as of their report dates. The Annual Report will include a discussion by the Acquiring Fund’s management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period. Paper copies of the reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. You may elect to receive all future reports in paper, free of charge by contacting your financial intermediary or by calling the Adviser toll-free at (877) 714-2327.

Statement of Additional Information. The Acquiring Fund’s SAI included as Appendix A to the Reorganization SAI contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Acquiring Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.

How to Obtain Copies of Other Fund Documents. You can obtain free copies of the current SAI, the Target Fund’s Annual and Semi-Annual Reports and the Acquiring Fund’s Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting the Adviser at (877) 714-2327. You may also request other information about the Acquiring Fund and make shareholder inquiries. The Acquiring Fund’s SAI and Annual and Semi-Annual Reports will be available on the Fund’s website at www.kovitzetf.com. The requested documents will be sent within three business days of receipt of the request.

In addition, copies of the above-referenced documents relating to the Target Fund may be obtained at no charge on the Target Fund’s website www.greenowlfund.com or by calling (888) 695-3729.

You may also obtain reports and other information about the Fund on the EDGAR database on the SEC’s website at http://www.sec.gov.

Principal Shareholders

As of October 31 , 2022, the Acquiring Fund was not operational and, therefore, had no shareholders. As of October 31 , 2022, the officers and Directors of Kovitz, as a group, owned or controlled less than 1% of the outstanding shares of the Target Fund. As of October 31 , 2022, the following shareholders owned of record, or to the knowledge of the Target Fund, beneficially, 5% or more of the outstanding shares of the Target Fund:

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	52.61%
State Street Bank & Trust 1 Lincoln St. Boston, MA 02111	26.32%
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	13.33%

Financial Highlights

The Acquiring Fund is new and has no performance history as of the date of this Combined Information Statement/Prospectus. The Acquiring Fund will adopt the financial history, including the Financial Highlights, of the Target Fund following the Reorganization.

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The financial highlights of the Target Fund are also contained in: (i) the Annual Report to shareholders of the Target Fund for the fiscal year ended October 31, 2021, which have been audited by Cohen & Company, Ltd., the independent registered public accounting firm for the Target Fund and the Acquiring Fund; and (ii) the Semi-Annual Report to shareholders of the Target Fund for the six months ended April 30, 2022, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to Target Fund shareholders, are incorporated by reference into this Combined Information Statement/Prospectus.

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Appendix a

Form of Agreement and Plan of Reorganization

agreement and plan of reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this [•] day of [•], 2022 by Valued Advisers Trust, a Delaware statutory trust (in such capacity, the “Acquiring Trust”), on behalf of Kovitz Core Equity ETF, a series of the Acquiring Trust (the “Acquiring Fund”), Northern Lights Fund Trust III, a Delaware statutory trust (in such capacity, a “Target Trust”), on behalf of Marathon Value Portfolio, a series of the Target Trust (a “Target Fund”), Valued Advisers Trust, a Delaware statutory trust (in such capacity, a “Target Trust”), on behalf of Green Owl Intrinsic Value Fund, a series of the Target Trust (a “Target Fund”) and Kovitz Investment Group Partners, LLC (for purposes of Section 9.1 of this Agreement only), the investment adviser to the Acquiring Fund and each of the Target Funds (the “Adviser”). The Acquiring Trust and each Target Trust may be referred to herein each as a “Trust” and, collectively, as the “Trusts.” The Acquiring Fund and each Target Fund may be referred to herein each as a “Fund” and, collectively, as the “Funds.”

For each Reorganization (as defined below), this Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization of each Target Fund into the Acquiring Fund will consist of: (i) the transfer of substantially all the assets of the Target Fund to the Acquiring Fund in exchange solely for newly issued shares of beneficial interest, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”), cash in lieu of fractional Acquiring Fund Shares, and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; and (ii) the complete liquidation of the Target Fund by the distribution of (a) all of the Acquiring Fund Shares, and cash in lieu of fractional Acquiring Fund Shares, to the shareholders of the Target Fund other than shareholders of the Target Fund who hold their Target Fund shares through a fund direct individual retirement account (“Direct IRA Shareholders”) and (b) cash to Direct IRA Shareholders, and the termination of the Target Fund thereafter as provided herein, all upon the terms and conditions set forth in this Agreement (each, a “Reorganization” and together, the “Reorganizations”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, each Target Fund is a separate series of a Target Trust, and each Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares; and

WHEREAS, the Board of Trustees of the Acquiring Trust (the “Acquiring Trust Board”) has determined that the Reorganizations are in the best interests of the Acquiring Fund and that the interests of the shareholders of the Acquiring Fund at the time of the Reorganizations will not be diluted as a result of the Reorganizations, and the Board of Trustees of each Target Trust (each, a “Target Trust Board”) has determined that the applicable Reorganization is in the best interests of such Target Fund and that the interests of the existing shareholders of such Target Fund will not be diluted as a result of its Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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Article I

TRANSFER OF ASSETS OF EACH Target FUND IN EXCHANGE FOR ACQUIRING FUND SHARES and the assumption of the Liabilities OF EACH TARGET FUND AND TERMINATION AND LIQUIDATION OF EACH Target FUND

1.1               THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer substantially all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In consideration therefor, the Acquiring Fund agrees to: (i) issue and deliver to such Target Fund the number of full Acquiring Fund Shares, plus cash in lieu of fractional shares, if any, computed in the manner set forth in Section 2.3; and (ii) assume all of the liabilities of such Target Fund, if any, as set forth in Section 1.3. All Acquiring Fund Shares to be issued to a Target Fund shall be issued at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2               ASSETS TO BE TRANSFERRED. Each Target Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing, except that the Target Fund shall retain cash in an amount equal to the aggregate net asset value of the shares of the Target Fund held by Direct IRA Shareholders of such Target Fund computed consistent with the methodology set forth in Section 2.1; provided, however, in no event shall the Target Fund transfer less than 90% of its net assets or less than 70% of its gross assets to the Acquiring Fund determined as of the Effective Time.

Each Target Fund will, within a reasonable period of time before the Closing Date (as defined in Section 3.1), furnish the Acquiring Fund with a list of such Target Fund’s portfolio securities and other investments. The Acquiring Fund will, within a reasonable period of time before the Closing Date, identify the securities, if any, on each Target Fund’s list referred to in the foregoing sentence that do not conform to the Acquiring Fund’s investment objective, policies, or restrictions, as set forth in the Acquiring Fund’s Prospectus and Statement of Additional Information, and will notify each Target Fund accordingly. Each Target Fund, if requested by the Acquiring Fund, will dispose of such non-conforming securities identified by the Acquiring Fund before the Closing Date. In addition, if it is determined that the portfolios of the Target Funds and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Target Fund holding such securities, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date, provided, however, that if both Target Funds hold such securities, the Acquiring Fund will apportion all such sales between the Target Funds in a reasonable manner. Notwithstanding the foregoing, nothing herein will require either Target Fund to dispose of any investments or securities if, in the reasonable judgment of the applicable Target Trust Board or the Adviser, such disposition would adversely affect the status of its Reorganization as a “reorganization,” as such term is used in Section 368(a) of the Code or would otherwise not be in the best interests of such Target Fund.

1.3               LIABILITIES TO BE ASSUMED. Each Target Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, the liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of each Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether

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or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement.

1.4               SOLE SHAREHOLDER APPROVALS. Prior to the Closing and prior to the transfer of stock and securities from certain separately managed accounts advised by the Adviser to the Acquiring Fund pursuant to the [Contribution Agreement] dated ___, 2022 among each Trust, on behalf of its respective Fund(s), and the Adviser, on behalf of itself and the beneficial owners of the separately managed accounts (the “SMA Contribution”), the Acquiring Fund will issue one Acquiring Fund Share (the “Initial Share”) to the Adviser or one of its affiliates (the “Sole Shareholder”) in exchange for [$10.00] for the sole purpose of allowing the Sole Shareholder to (a) approve the investment management agreement with respect to the Acquiring Fund, (b) elect trustees of the Acquiring Fund and (c) approve any other matter for which shareholder approval is required. Such Initial Share will be redeemed by the Acquiring Fund prior to the Closing and prior to the closing of the SMA Contribution for [$10.00].

1.5               LIQUIDATING DISTRIBUTION. As of the Effective Time (as defined in Section 3.1), each Target Fund will distribute in complete liquidation of such Target Fund (i) the Acquiring Fund Shares, plus cash in lieu of fractional Acquiring Fund Shares, if any, received by such Target Fund pursuant to Section 1.1 to its shareholders of record other than Direct IRA Shareholders of such Target Fund, determined as of the time of such distribution (each a “Target Fund Shareholder” and, collectively, the “Target Fund Shareholders”) and (ii) the cash retained by such Target Fund pursuant to Section 1.2 to its Direct IRA Shareholders determined as of the time of such distribution. All of the issued and outstanding shares of the Target Fund simultaneously will be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfers.

1.6               OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued to each Target Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Target Fund Shareholders.

1.7               TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of a Target Fund’s shares on the books of such Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8               LIQUIDATION AND TERMINATION. Each Target Fund shall completely liquidate and be dissolved, terminated and have its affairs wound up in accordance with such Target Trust’s governing documents and the laws of the State of Delaware promptly following the Closing and the making of all distributions pursuant to Section 1.5, but in no event later than 12 months following the Closing Date.

1.9               REPORTING. Any reporting responsibility of a Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”) or other regulatory authority, any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Target Fund.

1.10           BOOKS AND RECORDS. All books and records of each Target Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing and shall be turned over to the Acquiring Fund as soon as practicable following the Closing.

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Article II

VALUATION

2.1               VALUATION OF TARGET FUND ASSETS. The value of the net assets of each Target Fund transferred to the Acquiring Fund will be the value of such assets, less the Target Fund’s liabilities assumed by the Acquiring Fund, computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Time”), using the valuation procedures set forth in the Acquiring Fund’s Prospectus and Statement of Additional Information (in effect as of the Closing Date) or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2               VALUATION OF ACQUIRING FUND SHARES. The net asset value per share for the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time, using the valuation procedures set forth in Section 2.1.

2.3               SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued in exchange for the Target Fund’s net assets as described in Article I shall be determined by dividing the value of such assets (net of the liabilities) transferred to the Acquiring Fund, determined in accordance with Section 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with Section 2.2. For the avoidance of doubt, however, the number of Acquiring Fund Shares to be issued by the Acquiring Fund to the Target Fund shall be equal to the number of whole Acquiring Fund Shares that the Target Fund Shareholders are entitled to receive in the liquidating distribution pursuant to Section 1.5. The Acquiring Fund will not issue any fractional Acquiring Fund Shares to the Target Fund and in lieu thereof shall issue to the Target Fund cash in an amount equal to the aggregate amount of fractional share interests to which Target Fund Shareholders would otherwise be entitled multiplied by the net asset value of one Acquiring Fund Share determined pursuant to Section 2.2.

2.4               EFFECT OF SUSPENSION IN TRADING. In the event that on the Closing Date, either: (a) the NYSE or another exchange on which the portfolio securities of the Acquiring Fund or a Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or a Target Fund is impracticable, the Closing Date shall be postponed until the first business day when trading is fully resumed and/or reporting is restored or such later time as the parties may agree pursuant to Section 3.1.

2.5               COMPUTATIONS OF NET ASSETS. All computations of net asset value in this Article II shall be made by or under the direction of the Funds’ custodian in accordance with its regular practice in such capacity.

Article III

CLOSING AND CLOSING DATE

3.1               CLOSING DATE. The Closing shall occur on [•], 2022 or such other date as the parties may agree (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the Valuation Time on the Closing Date (the “Effective Time”). The Closing shall be held as of the close of business at the offices of Vedder Price P.C. in Chicago, Illinois, or at such other time and/or place as the parties may agree.

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3.2               CUSTODIAN’S CERTIFICATE. Each Target Fund shall cause its custodian to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund’s custodian on behalf of the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund.

3.3               TRANSFER AGENT’S CERTIFICATE. Each Target Fund shall cause its transfer agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that such transfer agent’s records contain the names and addresses of all of the shareholders of the Target Fund, and the number and percentage ownership of outstanding shares owned by each such shareholder as of the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to each Target Fund at the Closing a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing to such Target Fund or provide evidence satisfactory to each Target Fund that such Acquiring Fund Shares have been credited to such Target Fund’s account on the books of the Acquiring Fund.

3.4               DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other parties such bills of sale, checks, assignments, assumptions of liability, share certificates, opinions, receipts and other documents or instruments, if any, as such other parties or their counsel may reasonably request to effect the transactions contemplated by this Agreement.

Article IV

REPRESENTATIONS AND WARRANTIES

4.1               REPRESENTATIONS OF EACH TARGET FUND. Each Target Trust, on behalf of itself and its respective Target Fund, represents and warrants as follows:

(a)                The Target Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)                The Target Fund is a separate series of the Target Trust duly authorized in accordance with the applicable provisions of the Target Trust’s Declaration of Trust.

(c)                The Target Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)                The Target Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval, if applicable, and compliance with the other provisions hereof) will not result, in violation of the Target Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound.

(e)                Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Target Fund has no material contracts or other commitments that will be terminated with liability to it before the Closing.

(f)                 No litigation, administrative proceeding, or investigation of or before any court or governmental body presently is pending or to its knowledge threatened against the Target Fund or any of its properties or assets, which, if adversely determined, would materially and

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adversely affect its financial condition, the conduct of its business, or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)                The financial statements of the Target Fund as of the last day of and for its most recently completed fiscal year have been prepared in accordance with generally accepted accounting principles in the United States of America and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Target Fund as of the last day of its most recently completed fiscal year and there are no known liabilities, contingent or otherwise, of the Target Fund as of such date that are not disclosed in such statements.

(h)                Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), and there are no known contingent liabilities of the Target Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(i)                 All federal, state, local, and other tax returns and reports of the Target Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local, and other taxes of the Target Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Target Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Target Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Target Fund.

(j)                 All of the issued and outstanding shares of the Target Fund are, and as of the Closing will be, duly and validly issued, fully paid and non-assessable by the Target Fund. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in Section 3.3. The Target Fund has no outstanding options, warrants, or other rights to subscribe for or purchase shares of the Target Fund, and no outstanding securities convertible into shares of the Target Fund.

(k)                At the Closing, the Target Fund will have good and marketable title to the Target Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l)                 The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Fund, including the determinations of the Target Trust Board required by Rule 17a-8(a) under the 1940 Act. This Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its

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terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)              The information to be furnished by the Target Fund for use in any “no-action” letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with the requirements of the federal securities laws and other laws and regulations.

(n)                From the effective date of the Registration Statement (as defined in Section 5.7) through the time of the meeting of the Target Fund shareholders, if applicable, and as of the Closing, any written information furnished by the Target Trust with respect to the Target Fund for use in the Registration Statement, Shareholder Materials (as defined in Section 5.7) and any supplement or amendment thereto or to the documents included or incorporated by reference therein, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o)                No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been or will be obtained.

(p)                For each taxable year of its operations, including the taxable year ending on the Closing Date, the Target Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a “regulated investment company” under Subchapter M of the Code (a “RIC”); (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all of its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code) (as such terms are defined in the Code) that has accrued or will accrue on or prior to the Closing Date; and (iii) has been, and will be (in the case of the taxable year ending on the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code. The Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a RIC. Prior to the Closing, the Target Fund will have had no earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M of the Code did not apply to it.

4.2               REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of itself and the Acquiring Fund, represents and warrants as follows:

(a)                The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)                The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust.

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(c)                The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)                The Acquiring Fund is not, and the execution, delivery and performance of this Agreement (subject to compliance with the provisions hereof) will not result, in violation of the Acquiring Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)                No litigation, administrative proceeding or investigation of or before any court or governmental body presently is pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)                 The authorized capital of the Acquiring Fund consists of an unlimited number of common shares of beneficial interest, without par value. [As of the date hereof and immediately prior to the Closing, the Acquiring Fund has had and will have no outstanding common shares or any other outstanding securities other than the Initial Share issued to the Sole Shareholder for the purposes set forth in Section 1.4 [and the Acquiring Fund Shares issued to the SMAs], 1 no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and no outstanding securities convertible into shares of the Acquiring Fund.

(g)                The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, including the determinations of the Acquiring Trust Board required pursuant to Rule 17a-8(a) under the 1940 Act. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h)                The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing, have been duly authorized. When so issued and delivered, such Acquiring Fund Shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable by the Acquiring Fund.

(i)                 The information to be furnished by the Acquiring Fund for use in any “no-action” letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with the requirements of the federal securities laws and other laws and regulations.

(j)                 From the effective date of the Registration Statement (as defined in Section 5.7) through the time of the meeting of the Target Fund shareholders, if applicable, and as of the Closing, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Registration Statement, Shareholder Materials (as defined in

1 NTD: The SMA Contribution is expected to occur two or three days before the Closing Date.

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Section 5.7) and any supplement or amendment thereto or to the documents included or incorporated by reference therein, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(k)                No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be obtained.

(l)                 The Acquiring Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and will do so for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code for its taxable year that includes the Closing Date. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC for its taxable year that includes the Closing Date. The Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M of the Code did not apply to it.

(m)              The Acquiring Fund was newly-formed for the purpose of engaging in the Reorganizations and SMA Contribution and has had no assets or liabilities, and will have no assets or liabilities prior to the Closing, other than as a result of the issuance of the Initial Share as contemplated by Section 1.4 [and the SMA Contribution], and has engaged in no activities, and will engage in no activities prior to the Closing, other than as necessary to consummate the transactions hereunder and the SMA Contribution.

Article V

COVENANTS OF the FUNDs

5.1               OPERATION IN ORDINARY COURSE. Subject to Sections 1.2 and 8.5, each Target Fund will operate its respective business in the ordinary course from the date of this Agreement through the Closing, it being understood that such ordinary course of business will include customary dividends and distributions, any other distributions necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.

5.2               APPROVAL OF SHAREHOLDERS. If shareholder approval of the transactions contemplated hereby is required under the 1940 Act, by applicable state law, or a Target Trust’s Declaration of Trust and/or Bylaws, such Target Fund will call a meeting of its shareholders to be held prior to the Closing date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3               INVESTMENT REPRESENTATION. Each Target Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with such Target Fund’s Reorganization and in accordance with the terms of this Agreement.

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5.4               ADDITIONAL INFORMATION. Each Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of such Target Fund’s shares.

5.5               FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken all actions, and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing.

5.6               STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, each Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which shall be certified by the Controller or Treasurer of the Target Trust, a statement of the earnings and profits of such Target Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund pursuant to Section 381 of the Code.

5.7               PREPARATION OF REGISTRATION STATEMENT AND SHAREHOLDER MATERIALS. The Acquiring Trust will prepare and file with the Commission registration statements on Form N-14 relating to the Acquiring Fund Shares to be issued to each Target Fund for distribution to Target Fund Shareholders and related matters (each, a “Registration Statement”). Each Registration Statement shall include a proxy statement or information statement, as applicable, of a Target Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. Each Registration Statement shall be in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statements, including the proxy statement, information statement and related materials (the “Shareholder Materials”), for inclusion therein, in connection with the meeting of the Target Fund’s shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8               TAX STATUS OF REORGANIZATIONS. The intention of the parties is that each Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code. No Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or that results in the failure of the transactions to qualify as “reorganizations” within the meaning of Section 368(a) of the Code. At or prior to the Closing, the parties to this Agreement will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated in Section 8.8.

Article VI

CONDITIONS PRECEDENT TO OBLIGATIONS of EACH Target FUND

With respect to the Reorganization of each Target Fund, the obligations of the Target Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1               All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if made on and as of the Closing. The Acquiring Fund shall have delivered to such Target Fund a certificate executed in its name by the Acquiring Trust’s

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President or any Vice President, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to such effect, and as to such other matters as the Target Fund shall reasonably request.

6.2               The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by it prior to or at the Closing.

Article VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF the ACQUIRING FUND

With respect to the Reorganization of each Target Fund, the obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1               All representations, covenants, and warranties of such Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if made on and as of the Closing. Such Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by such Target Trust’s President or any Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect, and as to such other matters as the Acquiring Fund shall reasonably request.

7.2               Such Target Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by it prior to or at the Closing.

7.3               Such Target Fund shall have delivered to the Acquiring Fund a statement of the Target Fund’s assets and liabilities, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Controller or Treasurer of the Target Trust.

7.4               Prior to the Valuation Time, such Target Fund will have declared and paid the dividends contemplated by Section 8.5.

7.5               Such Target Fund shall have delivered to the Acquiring Fund such records, agreements, certificates, instruments and such other documents as the Acquiring Fund shall reasonably request.

Article VIII

FURTHER CONDITIONS PRECEDENT

The obligations of the Funds to consummate the transactions under this Agreement are subject to the fulfillment or waiver of the following conditions:

8.1               If shareholder approval of the transactions contemplated hereby is required under the 1940 Act, by applicable state law, or a Target Trust’s Declaration of Trust and/or Bylaws, this Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of such Target Fund in accordance with applicable law and the provisions of the Target Trust’s Declaration of Trust and By-Laws. Notwithstanding anything

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herein to the contrary, neither the Acquiring Fund nor such Target Fund may waive the condition set forth in this Section 8.1.

8.2               As of the Closing, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3               All consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained or made.

8.4               The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5               Each Target Fund shall have declared and paid, prior to the Valuation Time, a dividend or dividends with respect to its shares in an amount to be determined by such Target Trust’s officers in accordance with such Target Fund’s past practice that, together with all other dividends paid by such Target Fund with respect to all taxable periods ending on or before the Closing Date, shall have the effect of distributing to its shareholders at least all of such Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code).

8.6               Each Target Fund shall have received an opinion from Vedder Price P.C., dated as of the Closing Date, substantially to the effect that:

(a)                The Acquiring Trust is a validly existing voluntary association with shares of beneficial interest commonly referred to as a “Delaware statutory trust,” and is existing under the laws of the State of Delaware.

(b)                The execution and delivery of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, did not, and the issuance of Acquiring Fund Shares pursuant to this Agreement will not, violate the Acquiring Trust’s Declaration of Trust or By-Laws.

(c)                To the knowledge of such counsel, (i) the Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration under the 1940 Act is in full force and effect and is not subject to any stop order; and (ii) all regulatory consents, authorizations, orders, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States of America or the laws of the State of Delaware for the issuance of Acquiring Fund Shares and all other transactions pursuant to this Agreement have been obtained or made.

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8.7               The Acquiring Fund shall have received an opinion from Thompson Hine LLP, with respect to Marathon Value Portfolio and Northern Lights Fund Trust III, and an opinion from Troutman Pepper Hamilton Sanders LLP, with respect to Green Owl Intrinsic Value Fund and Valued Advisers Trust, dated as of the Closing Date, substantially to the effect that:

(a)                The Target Trust is a validly existing voluntary association with shares of beneficial interest commonly referred to as a “Delaware statutory trust,” and is existing under the laws of the State of Delaware.

(b)                The execution and delivery of this Agreement by the Target Trust, on behalf of the Target Fund, did not, and the exchange of the Target Fund’s assets for Acquiring Fund Shares pursuant to this Agreement will not, violate the Target Trust’s Declaration of Trust or By-Laws.

(c)                To the knowledge of such counsel, (i) the Target Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration under the 1940 Act is in full force and effect and is not subject to any stop order; and (ii) all regulatory consents, authorizations, orders, approvals or filings required to be obtained or made by the Target Fund under the federal laws of the United States of America or the laws of the State of Delaware for the transfer of the Target Fund’s assets and liabilities in exchange for Acquiring Fund Shares and all other transactions pursuant to this Agreement have been obtained or made.

8.8               With respect to each Reorganization, the Funds participating in the Reorganization shall have received an opinion of Vedder Price P.C., dated as of the Closing Date and addressed to the Acquiring Fund and the Target Fund, substantially to the effect that for federal income tax purposes:

(a)                The transfer by the Target Fund of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares, plus cash in lieu of fractional Acquiring Fund Shares, and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the complete liquidation of the Target Fund by the distribution of (i) all the Acquiring Fund Shares, plus cash in lieu of fractional Acquiring Fund Shares, so received by the Target Fund to the Target Fund Shareholders of record and (ii) cash to the Direct IRA Shareholders of the Target Fund of record and the termination of the Target Fund promptly thereafter under applicable state law, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)                No gain or loss will be recognized by the Acquiring Fund upon the receipt of substantially all the Target Fund’s assets solely in exchange for Acquiring Fund Shares, plus cash in lieu of fractional Acquiring Fund Shares, and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

(c)                No gain or loss will be recognized by the Target Fund upon the transfer of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares, plus cash in lieu of fractional Acquiring Fund Shares, and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares, plus cash in lieu of fractional Acquiring Fund Shares, to the Target Fund Shareholders and cash to the Direct IRA Shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

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(d)                No gain or loss will be recognized by the Target Fund Shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Target Fund solely for Acquiring Fund Shares, except to the extent the Target Fund Shareholders receive cash in lieu of a fractional Acquiring Fund Share.

(e)                The aggregate basis of the Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder (reduced by the amount of any basis allocable to a fractional Acquiring Fund Share for which cash is received).

(f)                 The holding period of the Acquiring Fund Shares received by each Target Fund Shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided the Target Fund shares are held as capital assets at the effective time of the Reorganization.

(g)                The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

(h)                The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which those assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganizations on the Target Funds, the Acquiring Fund or any Target Fund Shareholder with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under federal income tax principles (a) at the end of a taxable year (or on the termination thereof) or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, (2) the effect of the Reorganizations on a Direct IRA Shareholder of a Target Fund, (3) the effect of the Reorganizations on any direct or indirect shareholder of a Target Fund that is a corporation under the alternative minimum tax imposed under Section 55 of the Code, or (4) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Trusts and the Funds, and each Trust and each Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, no Fund may waive the conditions set forth in this Section 8.8.

Article IX

EXPENSES

9.1               The expenses incurred in connection with the Reorganizations (“Reorganization Expenses”) will be borne by the Adviser. Reorganization Expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statements and other Shareholder Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. If the Reorganization is not approved or completed, the Adviser or an affiliate will bear the Reorganization Expenses. For the purposes of this Section 9.1, Reorganization Expenses do not include commissions or other transaction costs in connection with any repositioning of the portfolios of the Funds, and each Fund shall bear its own such costs.

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9.2               Each party represents and warrants to the other parties that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with structuring the transactions provided for herein.

9.3               Notwithstanding the foregoing, Reorganization Expenses will in any event be paid by the party directly incurring such Reorganization Expenses if and to the extent that the payment by another party of such Reorganization Expenses would result in the disqualification of the Target Fund or the Acquiring Fund, as the case may be, as a RIC under the Code.

Article X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1           The parties agree that no party has made to any other party any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

10.2           The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement will not survive the consummation of the transactions contemplated hereunder.

Article XI

TERMINATION

11.1           This Agreement may be terminated by the mutual agreement of the parties, and such termination may be effected by the President or any Vice President of each Trust without further action by a Target Trust Board or the Acquiring Trust Board. In addition, any Fund may at its option terminate the Agreement with respect to that Fund and the corresponding Target Fund or Acquiring Fund, as the case may be, at or before the Closing due to:

(a)                a breach by the non-terminating party of any representation, warranty, or agreement to be performed at or before the Closing, if not cured within 30 days of the breach and prior to the Closing;

(b)                a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met; or

(c)                a determination by a Target Trust Board or the Acquiring Trust Board that the consummation of the transactions contemplated herein is not in the best interests of its respective Fund involved in the Reorganization(s).

11.2           In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trusts or the Funds. Notwithstanding any other provision of this Agreement to the contrary, the termination of this Agreement with respect to a Fund will have no effect on the obligation of that Fund to bear the portion of Reorganization expenses allocated to it as provided in Section 9.1.

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Article XII

AMENDMENTS

12.1           This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of each Trust subject to the prior review of each Fund’s counsel and the authorization of each Trust’s Board of Trustees; provided, however, that following any meeting of the shareholders of a Target Fund called by such Fund pursuant to Section 5.2 of this Agreement, no such amendment, modification or supplement may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

Article XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1           The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. The use of the terms “including” or “include” in this Agreement shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively.

13.2           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

13.3           This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, and no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5           Each Trust is a Delaware statutory trust organized in series of which its respective Fund constitutes one such series, and each Trust is executing this Agreement with respect to its respective Fund only. Pursuant to the Declaration of Trust of each Trust and Section 3804(a) of the Act, there is a limitation on liabilities of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Fund are enforceable against the assets of such Fund only, and not against the assets of a Trust generally or the assets of any other series thereof and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Trust generally or any other series thereof are enforceable against the assets of a Fund.

13.6           It is understood and agreed that the use of a single agreement among the Funds is for administrative convenience only and that this Agreement constitutes a separate agreement

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between each Target Fund and the Acquiring Fund, as if each party had executed a separate document. No Fund will have any liability for the obligations of any other Fund, and the liabilities of each Fund will be several and not joint.

13.7           The failure of any Target Fund or the Acquiring Fund with respect to a Target Fund to consummate a Reorganization shall not affect the validity of any other Reorganization, and the provisions of this Agreement shall be construed to effect this intent.

[Signature Page Follows]

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

VALUED ADVISERS TRUST, on behalf of Kovitz Core Equity ETF By: Name: Title:

NORTHERN LIGHTS FUND TRUST III, on behalf of Marathon Value Portfolio By: Name: Title:

VALUED ADVISERS TRUST, on behalf of Green Owl Intrinsic Value Fund By: Name: Title:

The undersigned is a party to this Agreement for the purposes of Section 9.1 only: KOVITZ INVESTMENT GROUP PARTNERS, LLC By: Name: Title:

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STATEMENT OF ADDITIONAL INFORMATION
DATED November 4 , 2022

VALUED ADVISERS TRUST
Relating to the Acquisition of the Assets and Liabilities of

GREEN OWL INTRINSIC VALUE FUND
71 South Wacker Drive, Suite 1860
Chicago, Illinois 60606
(800) 788-6086

This statement of additional information (“SAI”) contains information which may be of interest to shareholders of the Green Owl Intrinsic Value Fund (the “Target Fund”), a series of Valued Advisers Trust but which is not included in the Combined Information Statement/Prospectus dated November 4, 2022 (the “Combined Information Statement/Prospectus”) which relates to the reorganization of the Target Fund into Kovitz Core Equity ETF (the “Acquiring Fund”), a newly formed series of Valued Advisers Trust. This SAI is not a prospectus and should be read in conjunction with the Combined Information Statement/Prospectus. As described in the Combined Information Statement/Prospectus, the Reorganization would involve the transfer of substantially all the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund, plus cash in lieu of fractional shares, and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund. The Target Fund would distribute in complete liquidation of the Target Fund (i) the Acquiring Fund shares plus cash in lieu of fractional shares to the Target Fund’s shareholders, other than Target Fund shareholders who hold their Target Fund shares through a fund direct individual retirement account (“Direct IRA Shareholders”) and (ii) cash to Direct IRA Shareholders. The Combined Information Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge at www.greenowlfund.com, by calling toll-free (877) 714-2327, or by writing (regular mail) to Kovitz Investment Group Partners, LLC, 71 South Wacker Drive, Suite 1860, Chicago Illinois 60606.

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Incorporation by Reference	3
Independent Registered Public Account Firm	3
Supplemental Financial Information	3
Appendix A—Additional Information about the Acquiring Fund	A-1
Appendix B—Schedule of Investments	B-1
2

INCORPORATION BY REFERENCE

This SAI incorporates by reference the following documents only insofar as they relate to the Target Fund (SEC File Nos. 811-22208 and 333-151672):

1.       The Statement of Additional Information of Green Owl Intrinsic Value Fund, dated February 28, 2022, as supplemented to date;

2.       The unaudited financial statements included in the Semi-Annual Report to Shareholders of Green Owl Intrinsic Value Fund for the fiscal period ended April 30, 2022; and

3.       The audited financial statements included in the Annual Report to Shareholders of Green Owl Intrinsic Value Fund for the fiscal year ended October 31, 2021.

The audited financial statements and related independent registered public accounting firm’s report for the Target Fund, for the fiscal year ended October 31, 2021, and the unaudited financial statements for the Target Fund contained in the Target Fund’s Semi-Annual Report for the six-month period ended April 30, 2022 are incorporated herein by reference only insofar as they relate to the Target Fund. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein.

Copies of any of the above-referenced documents may be viewed online or downloaded without charge on the EDGAR database on the SEC’s website site at http://www.sec.gov. Copies of these reports, as well as proxy materials and other information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of the above-referenced documents relating to the Target Fund may be obtained at no charge on the Target Fund’s website www.greenowlfund.com or by calling (888) 695-3729.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for the Target Fund incorporated by reference into the Combined Information Statement/Prospectus have been so included and incorporated in reliance upon the reports of Cohen & Company, Ltd., the independent registered public account firm, given their authority as experts in auditing and accounting.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, is included in the “Comparison of the Target Fund and the Acquiring Fund—Fees and Expenses” section of the Combined Information Statement/Prospectus.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of its Acquiring Fund. As a result, schedules of investments of the Target Fund modified to show the effects of the Reorganization are not required and are not included. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of its Reorganization as described in the Combined Information Statement/Prospectus.

The Target Fund will be the accounting and performance survivor of the Reorganization. If the Target Fund does not consummate its part of the Reorganization, the Marathon Value Portfolio, a series of Northern Lights Fund Trust III, will be the accounting and performance survivor of the Reorganization. There are no material differences in accounting policies of the Acquiring Fund as compared to those of the Target Fund.

FINANCIAL STATEMENTS

Appendix B to this SAI provides a schedule of investments for the assets of separately managed accounts (“SMAs”) that are eligible to participate in the Additional Transactions, as described in the Combined Information Statement/Prospectus. The schedule of investments has been audited by Cohen & Company, Ltd.

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APPENDIX A—ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Kovitz Core Equity ETF (the “Acquiring Fund”) is a newly formed series of Valued Advisers Trust, a Delaware statutory trust. The attached Statement of Additional Information (“SAI”) for the Acquiring Fund generally provides additional information about the Acquiring Fund that is not required to be in the Acquiring Fund’s prospectus.

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Kovitz Core Equity ETF

EQTY

Primary Listing Exchange for the Fund: NYSE Arca

A Series of Valued Advisers Trust

Statement of Additional Information

November 4, 2022

Kovitz Investment Group Partners, LLC

71 South Wacker Drive, Suite 1860

Chicago, IL 60606

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Kovitz Core Equity ETF (the “Fund”) dated November 4, 2022. This SAI incorporates by reference the Predecessor Fund’s (defined below) Annual Report to Shareholders for the fiscal year ended October 31, 2021. This SAI also incorporates by reference the unaudited financial statements and notes thereto included in the Predecessor Fund’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2022. A free copy of the Prospectus, Annual Report, or Semi-Annual Report can be obtained without charge, upon request, by calling toll-free (877) 714-2327 or by visiting the Fund’s website at www.kovitzetf.com.

DESCRIPTION OF THE TRUST AND THE FUND	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	2
PORTFOLIO TURNOVER	8
INVESTMENT LIMITATIONS	8
INVESTMENT ADVISER	10
TRUSTEES AND OFFICERS	12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	16
PORTFOLIO TRANSACTIONS AND BROKERAGE	16
DISCLOSURE OF PORTFOLIO HOLDINGS	17
PROXY VOTING POLICY	18
DETERMINATION OF NET ASSET VALUE	19
HOW TO BUY AND SELL SHARES	20
STATUS AND TAXATION OF THE FUND	27
THE DISTRIBUTOR	37
OTHER SERVICE PROVIDERS	38
FINANCIAL STATEMENTS	38
DISCLAIMERS	38
EXHIBIT A	40
EXHIBIT B	42
EXHIBIT C	46
EXHIBIT D	49

DESCRIPTION OF THE TRUST AND THE FUND

The Kovitz Core Equity ETF (the “Fund”) is an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”).

The Fund is the successor in interest to the Green Owl Intrinsic Value Fund (the “Predecessor Fund”) The Predecessor Fund was previously organized as a series of the Trust, and advised by the Adviser. On June 1-2, 2022, the Board of Trustees of the Trust (the “Board”) approved the reorganization of the Predecessor Fund with and into the Fund, a “shell” series of the Trust, and it is expected that, effective as of the close of business on December 9, 2022, the Fund will acquire all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”).  The Fund is expected to succeed to the accounting and performance histories of the Predecessor Fund.  Any such historical information provided in this SAI for the Fund that relates to periods prior to December 9, 2022, is therefore that of the Predecessor Fund. The Predecessor Fund had the same investment objectives and substantially similar investment strategies to the Fund, and was managed by the same portfolio managers as the Fund. The Predecessor Fund commenced operations in 2011. If the Reorganization does not occur, it is expected that the Fund will succeed to the accounting and performance histories of the Marathon Value Portfolio, as a result of the reorganization discussed below.

On June 1-2, 2022, the Board also approved the reorganization of The Marathon Value Portfolio, a series of Northern Lights Fund Trust III (the “Marathon Fund”), with and into the Fund, and effective as of the close of business on December 9, 2022, it is expected that the assets and liabilities of the Marathon Fund will be transferred to the Fund in exchange for shares of the Fund. The Marathon Fund had similar investment objectives and policies as the Fund and was managed by the same portfolio managers. The Advisor also managed the assets of multiple separately managed accounts (the “SMAs”) that are also expected to be transferred to the Fund

The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

Shares are listed and traded on NYSE Arca. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the

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authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers only one class of shares. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and sale of shares of the Fund, see “How to Buy and Sell Shares” in the Fund’s Prospectus and in this SAI. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and in this SAI.

The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B. Depositary Receipts. The Fund may invest in foreign securities either directly or by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by

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a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are foreign receipts evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments. For example, an ADR or GDR representing ownership of common stock will be treated as common stock.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. Bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored”. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities. Risks associated with direct investments in foreign securities, rather than through depositary receipts, are described below under “Foreign Securities.”

C. Foreign Securities. The Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S.

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government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which portfolio securities are organized or operate relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

China Executive Order and Other Sanctions. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, in June 2021,the President of the United Statesissued an executive order (“CMIC Order”) prohibiting U.S. persons, including the fund, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. The CMIC Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The CMIC Order provides for a 365-day divestment period for any CCMCs that are designated in the future. Also, in December 2020, the Holding Foreign Companies Accountable Act (“HFCAA”) was signed into law. When implemented, the HFCAA could cause securities of foreign issuers (including China) to be delisted from U.S. stock exchanges if those companies do not permit U.S. oversight of the auditing of their financial information.The potential impact of the HFCAA is unclear at this time. Finally, the Chair of the SEC announced in July 2021 that the SEC would be requiring additional disclosures about the corporate structure of Chinese companies listing in the U.S. (pursuant to which U.S. investors own shares in an offshore shell company rather than the Chinese company itself) and the risks to U.S. investors, including the risks of such companies being delisted from the U.S. exchange under the HFCAA. Events such as these are difficult to predict and may or may not occur in the future.

D. Convertible Securities. The Fund may invest in convertible securities, which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio. Although convertible bonds, convertible preferred stocks, and other securities convertible into equity securities may have some attributes of income securities or debt securities, the Fund generally treats such securities as equity securities. By investing in convertible securities, the Fund may seek income, and may also seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock or other interests into which the securities are convertible, while potentially earning a higher fixed rate of return than is ordinarily available in common stocks. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. Income paid by a convertible security may provide a limited cushion against a decline in the price of the security. However, convertible securities generally have less potential for gain than common stocks. Also, convertible bonds generally pay less income than non-convertible bonds.

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E. Derivative Instruments. The Fund may invest in option instruments as described below:

Writing Covered Call Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Writing Put Options – The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains in a segregated account with its Custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may also write straddles (combinations of puts and calls on the same underlying security.)

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

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The Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For example, a put option may be purchased to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

A put option will be recorded as an asset in the Fund’s statement of assets and liabilities, with its initial value set as the premium paid by the Fund when purchasing it. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Fund’s NAV per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option. The purchaser of a put option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund may also purchase call options on underlying securities it owns to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund’s current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

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A call option will be recorded as an asset in the Fund’s statement of assets and liabilities, with its initial value set as the premium paid by the Fund when purchasing it. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Fund’s NAV per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Options Transactions Generally – Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be required to exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker’s customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on an adviser’s ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and its ability to select the proper time, type and duration of the options.

The Fund may purchase either exchange-traded or over-the-counter options on securities. With certain exceptions, over-the-counter options, and any assets used to cover them, are considered illiquid securities. The Fund’s ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

F. Illiquid Investments. The Fund may invest in illiquid securities. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. However, the Fund will not acquire any illiquid investment ties if, immediately after the acquisition, the Fund would have invested more than 15% of the value of the Fund's net assets in illiquid investments.

Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, the Fund will take steps in accordance with the Trust’s Liquidity Risk Management Program to protect liquidity.

G. Restricted Securities. The Fund may invest in restricted securities (securities the disposition of which is restricted under the federal securities laws), including securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”).   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

H. Borrowing. The Fund may borrow for investment purposes and for other purposes permitted by the Investment Company Act of 1940 (“1940 Act”). Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to permitted borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market

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fluctuations or otherwise, even if such liquidation of the Fund’s holdings may be disadvantageous from an investment standpoint. Borrowing creates leverage, which will exaggerate the effect or any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s NAV and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees). Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

I. Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements. The Fund may also invest in futures, options, shorts and foreign currency hedging as a defensive measure. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

J. Stock Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

In addition, the global outbreak of the COVID-19 virus and the resulting pandemic has disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the Fund may be impacted by COVID-19, which may in turn impact the value of your investment.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. During the fiscal years ended October 31, 2020 and October 31, 2021, the Predecessor Fund’s portfolio turnover rate was 46% and 20%, respectively, of the average value of its portfolio.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

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1.	Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.	Diversification. The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).

3.	Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.

4.	Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

5.	Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

6.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

7.	Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

8.	Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

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Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

The Fund’s Adviser is Kovitz Investment Group Partners, LLC, 71 South Wacker Drive, Suite 1860, Chicago, IL 60606. The Adviser is a registered investment adviser that provides investment advice primarily to high net worth individuals and institutional clients. The Adviser is an indirect wholly-owned subsidiary of Focus Financial Partners, LLC (“Focus”), a Delaware limited liability company that is a strategic and financial investor in independently-managed wealth management firms.

Under the terms of an investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board. Under the Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a unitary advisory fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund.

The Fund was created as part of the reorganization of the Predecessor Fund and the Marathon Fund into the Fund. Prior to the Reorganization, the Predecessor Fund was managed by the Adviser. The following table describes the advisory fees earned by the Adviser, amounts waived and/or reimbursed and net amounts paid to the Adviser by the Predecessor Fund for the periods indicated.

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/ Expense Reimbursement	Net Advisory Fees
October 31, 2019	$800,982	$(175,543)	$625,439
October 31, 2020	$782,543	$(184,529)	$598,014
October 31, 2021	$933,039	$(168,110)	$764,929

The Adviser retains the right to use the names “Kovitz Investment Group Partners” and “Kovitz” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the names “Kovitz Investment Group Partners” and “Kovitz” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

About the Portfolio Managers

Mitchell A. Kovitz, Joel D. Hirsh, Bryan L. Engler, and Jonathan A. Shapiro (“Portfolio Managers”) are responsible for managing the Fund. The Portfolio Managers were also responsible for managing the Predecessor Fund prior to the Reorganization. As of October 31, 2021, the Portfolio Managers were

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responsible for managing the following types of accounts, in addition to the Predecessor Fund (figures are approximate):

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Mitchell A. Kovitz	Investment Companies: 2 Pooled Investment Vehicles: 2 Other Accounts: 4,400	Investment Companies: $164 million Pooled Investment Vehicles: $238 million Other Accounts: $4.5 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $238 million Other Accounts: $0
Joel D. Hirsh	Investment Companies: 2 Pooled Investment Vehicles: 2 Other Accounts: 4,400	Investment Companies: $164 million Pooled Investment Vehicles: $238 million Other Accounts: $4.5 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $238 million Other Accounts: $0
Bryan L. Engler	Investment Companies: 2 Pooled Investment Vehicles: 0 Other Accounts: 4,400	Investment Companies: $164 million Pooled Investment Vehicles: $0 Other Accounts: $4.5 billion	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $0 Other Accounts: $0
Jonathan A. Shapiro	Investment Companies: 2 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $164 million Pooled Investment Vehicles: $0 Other Accounts: $0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $0 Other Accounts: $0

Compensation: Mr. Kovitz and Mr. Hirsh receive an annual base salary and other compensation from a separate company which receives a management fee in connection with such services (the “Management Co.”). Mr. Kovitz and Mr. Hirsh each have ownership interests in the Management Co. They may receive distributions from the Management Co., which may come indirectly from profits generated by the Adviser. Mr. Engler receives an annual base salary and discretionary and performance bonuses from the Adviser. Mr. Shapiro receives an annual base salary and discretionary bonuses from the Adviser.

Certain Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as they use for other clients and because the Adviser manages assets for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing

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market conditions at the time such recommendation is made. Each Portfolio Manager carries on investment activities for other clients and may also carry on investment activities for his own account(s) and/or the accounts of family members, and therefore will not be devoting all of his or her efforts to the management of the Fund. As a result of these activities, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

Ownership of Fund Shares: As of the date of this SAI, the Fund has not yet commenced operations and accordingly, the Portfolio Managers do not own any shares of the Fund.

The Portfolio Managers are invested in a separate account strategy that mirrors the Fund. The ranges of their ownership across all vehicles that are managed according to this investment strategy are as follows:

Range of Investments in Core Equity
	<$500k	$500k-$1M	$1M - $5M	$5M+
Mitchell A. Kovitz				X
Joel D. Hirsh			X
Bryan L. Engler			X
Jonathan A. Shapiro				X

TRUSTEES AND OFFICERS

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairperson of the Board is Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”). The Board has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board also has frequent interaction with the service providers and Chief Compliance Officer (the “CCO”) of the Trust with respect to risk oversight matters. The Trust’s CCO reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

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Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Ira P. Cohen, 63 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since March 2022); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (5 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019).
Andrea N. Mullins, 55 Independent Trustee Since December 2013 Chairperson Since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).	Trustee, Angel Oak Funds Trust (since February 2019) (5 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, Cushing Mutual Funds Trust (since November 202) (2 portfolios); Trustee and Audit Committee Chair, Cushing MLP & Infrastructure Total Return Fund (since November 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021).
*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 16 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger***, 60 Trustee Since March 2017	Current: Vice Chairman and Co-Founder, Ultimus Fund Solutions, LLC and its subsidiaries (since 1999).	None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 16 series.

*** Mr. Seger is considered an “interested person” of the Trust because of his relationship with the Trust’s administrator, transfer agent, and distributors.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements and compliance and governance matters. The Board currently has established two standing committees: the Audit Committee and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. During the 2021 calendar year, the Audit Committee met five times.

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The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the 2021 calendar year, the Governance and Nominating Committee met three times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; and (4) how the individual would enhance the diversity of the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Ira P. Cohen – Mr. Cohen has over 41 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 28 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Mark J. Seger – Mr. Seger has over 34 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Matthew J. Miller, 46 Principal Executive Officer and President Since March 2022 Vice President From December 2011 to March 2022	Current: Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).	None.
N. Lynn Bowley, 64 Chief Compliance Officer Since April 2022	Current: Senior Vice President, Senior Compliance Officer, Northern Lights Compliance Services, LLC (since January 2007).	None.
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Carol J. Highsmith, 57 Vice President Since August 2008 Secretary Since March 2014	Current: Vice President, Ultimus Fund Solutions, LLC (since December 2015).	None.
Zachary P. Richmond, 42 Principal Financial Officer and Treasurer Since September 2021

Current: Vice President, Financial Administration, Ultimus Fund Solutions, LLC (since February 2019).

Previous: Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to February 2019).

None.
Stephen L. Preston, 56 AML Compliance Officer Since June 2017

Current: Chief Compliance Officer, Ultimus Fund Distributors, LLC (since June 2011); Vice President, Financial Operations Principal, and Anti-Money Laundering Officer, Ultimus Fund Distributors, LLC (since April 2021); Treasurer, Financial Operations Principal, Chief Compliance Officer, and Anti-Money Laundering Officer, Northern Lights Distributors, LLC (since April 2021).

Previous: Chief Compliance Officer, Ultimus Fund Solutions, LLC (June 2011 to August 2019); Chief Compliance Officer, Unified Financial Securities, LLC (April 2018 to December 2019).

None.
*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 16 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2021 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Interested Trustee
Mark J. Seger	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees entitled to receive compensation by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based

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on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira Cohen	$3,219	$0	$0	$51,500
Andrea N. Mullins	$3,343	$0	$0	$53,500

*As of the date of this SAI, the Trust consists of 16 series. Each series, including the Fund, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust. Effective January 1, 2022, each Independent Trustee receives annual base compensation of $3,300 per series. Each Independent Trustee also receives additional compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. The Trust and the Fund do not have information concerning the Fund’s beneficial ownership held in the names of DTC Participants. As of the date of this SAI, the Fund had no principal shareholders.

As of the date of this SAI, the Trustees and officers of the Trust own beneficially none of the outstanding shares of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer, among other things. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful

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to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not always possible to place a dollar value on the research and other information received.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker or holder (in the secondary market). Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions may produce better execution for the Fund because of the increased volume of the transaction. This may also result in a conflict of interest because the Adviser may have to choose among the Fund and its other clients with respect to the purchase or sale of the limited supply of the security to be purchased or sold. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The following table sets forth the brokerage commissions paid by the Predecessor Fund on its portfolio brokerage transactions during the periods shown:

Fiscal Year End	Brokerage Commissions
October 31, 2019	$10,042
October 31, 2020	$12,229
October 31, 2021	$0

The Trust, the Fund’s distributor, and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under 1940 Act. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (877) 714-2327. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to the day after the information is posted to the Fund’s website unless the information is publicly available on the SEC’s EDGAR system. Because the Fund is an exchange-traded fund, it is required to publicly disclose its portfolio holdings daily, as described below. As further described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already

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subject to a duty of confidentiality (as determined by the Trust’s CCO). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s CCO. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

The Fund discloses on its website at www.kovitzetf.com the start of each day on which the New York Stock Exchange is open for business (“Business Day”) the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

The Fund reserves the right to adopt a semi-transparency policy which would allow the Fund to disclose information to facilitate efficient trading of shares through substantial portfolio transparency and publication of informative metrics, while shielding the identity of the full portfolio contents of the Fund to protect the Fund’s investment strategy.  The Fund may adopt such a policy with approval of the Board and without shareholder approval.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates

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responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Fund’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Adviser’s proxy voting policies by calling the Adviser at (312) 334-7300. A copy of the policies will be mailed to you within three days of receipt of your request. You may obtain a copy of the Trust’s or Adviser’s policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The NAV of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. The Board annually approves the pricing services used by the fund accounting agent.

Securities that do not have a readily available current market value are valued in good faith by the Advisor as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

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Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	=	NAV Per Share
Shares Outstanding

 HOW TO BUY AND SELL SHARES

Creation Units

The Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Northern Lights Distributors, LLC, the Fund’s distributor (the “Distributor”) that governs transactions in the Fund’s Creation Units.

The Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of Deposit Securities, together with the deposit of the Cash Component, plus a transaction fee.  The Fund is expected to be approved for listing, subject to notice of issuance, on NYSE Arca.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of shares for cash.

Exchange Listing and Trading

Shares of the Fund are available to the public on NYSE Arca and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. There can be no

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assurance that the requirements of NYSE Arca necessary to maintain the listing of shares of the Fund will continue to be met. NYSE Arca may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable. NYSE Arca will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	200 basis points (2%)

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

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Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

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Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor under circumstances

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which include, but are not limited to, if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted from time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

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Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from

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registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the

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redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI. These tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

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In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, person holding Fund shares as part of a hedge, straddle or conversion transaction, dealer in securities or Non-U.S. Shareholder, except as specifically addressed below.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax to noncorporate shareholders. Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

If an entity or arrangement treated as a partnership for U.S. federal income tax purposes holds the Fund’s common stock, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of such partnership.  A partner of a partnership holding the Fund’s common stock should consult its own tax advisor regarding the U.S. federal income tax consequences to the partner of the acquisition, ownership and disposition of the Fund’s common stock by the partnership.

A “U.S. shareholder” is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC

The Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  There can be no assurance that it actually will so qualify.  The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities

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or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies, and (ii) net income derived from an interest in a “qualified publicly traded partnership.”  A “qualified publicly traded partnership” (“QPTP”) is generally defined as a publicly traded partnership under Internal Revenue Code section 7704.  However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test, as long as such failure is due to reasonable cause and not willful neglect, such RIC is required to disclose the failure to the IRS and pay a tax equal to the excess of the gross income which is not derived from the sources described in (i) and (ii) above over 1/9 of the gross income that is described above.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of its taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of (other than U.S. government securities or the securities of other RICs) (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

However, if a RIC does not satisfy the “de minimis” cure provisions, it can still cure a failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the corporate tax rate by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund satisfies the income and asset-diversification tests above and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, then the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at the corporate income tax rate.  The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to

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meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year.  In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any prior year undistributed income realized, on which the Fund paid no federal income tax in preceding years.  The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the Fund’s current net capital gains and thus reduce the amount of the Fund’s distribution of capital gain dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash.  For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year.  Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss.  Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant.  Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.  Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC

If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund

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would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation of U.S. Shareholders

Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) if the Internal Revenue Code to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.

Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  Long-term capital gain rates applicable to individuals are 0%, 15%, or 20% depending on the nature of the capital gain and the individual’s taxable income.

Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).

Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

Under the 2017 Tax Cuts and Jobs Act, "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated

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as eligible for a 20% deduction by noncorporate taxpayers. The Fund may pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.  However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

If more than 50% of the value of the Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations (including certain foreign ETFs or foreign index mutual funds) and certain other requirements are met, the Fund may elect to pass-through to its shareholders the amount of foreign income tax paid by the Fund instead of claiming it on its tax return.  If such an election is made, each shareholder will include in gross income his proportional share of the foreign taxes paid by the Fund.  Investors may either deduct their pro-rata amount of such taxes paid in computing their taxable income or use it as a foreign tax credit against federal income tax.  If the Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year.

The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares.  A loss realized on a sale or

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exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%.  Capital losses are subject to certain limitations.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Tax-Exempt Shareholders. If a shareholder of the Fund is a tax-exempt organization, it is generally not subject to federal income tax on distributions from the Fund or on sales or exchanges of Fund shares. This general exemption from tax does not apply to the “unrelated business taxable income” or UBTI of an exempt organization. UBTI includes dividends, interest, and gains from sales and other dispositions of property held for investment to the extent that such items are attributable to “debt financed property.” For example, UBTI could result if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). A deduction from one activity that produces UBTI cannot be used to offset income from a different activity that produces UBTI for the same taxable year. UBTI in excess of $1,000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T. In addition, private foundations that are exempt from federal income tax may nonetheless be subject to excise tax on their net investment income and certain private colleges and universities that are exempt from federal income tax may be subject to an excise tax based on the investment income they earn. Shareholders should ask their own tax advisors for more information on their own tax situation

At the time a private foundation or certain private colleges or universities purchase Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution of such amounts, although constituting a return of investment, would be classified as a taxable distribution whether reinvested in additional shares or paid in cash. This is sometimes referred to as “buying a dividend.” In addition, the Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions. (Private colleges and universities with at least 500 students (more than

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50% of which are located in the United States) and non-exempt use assets with a value at the close of the preceding year of at least $500,000 per full-time student may be subject to a 1.4% excise tax on their net investment income.)

Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in Real Estate Mortgage Investment Conduits ("REMICs") or equity interests in Taxable Mortgage Pools ("TMPs") if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Special tax consequences also apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from an active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

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Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Fund from sources within foreign countries, including securities held by the RICs and ETFs in which the Fund invest, may be subject to withholding and other taxes imposed by such countries. Dividends and interest received by a RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Absent specific statutory exemptions, as described below, dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of US real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Ordinary dividends paid by the Fund to foreign investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers are subject to U.S. withholding tax.

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Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Special U.S. tax certification requirements may apply to foreign shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a foreign shareholder, you must provide a Form W-8-BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8-BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Income dividend payments made to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising

36

from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied on currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Specified individuals and specified domestic entities that have an interest in a “specified foreign financial asset” above a certain threshold amount must disclose annually their interests in such assets on IRS Form 8938, which is filed with their U.S. federal income tax return.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Summary

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders, and should not be considered tax advice.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (the “Distributor”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor of Creation Units for the Fund. An officer of the Trust is also an officer of the Distributor, and may be deemed to be an affiliate of the Distributor. The Distributor is a wholly-owned subsidiary of Ultimus (defined below). The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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The Distributor is obligated to sell the shares of the Fund on a reasonable efforts basis only against purchase orders for the shares. Shares of the Fund are offered on a continuous basis.

OTHER SERVICE PROVIDERS

Administrator and Fund Accountant

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator and fund accountant to the Fund, pursuant to a Master Services Agreement. Ultimus is the parent company of the Distributor. One Trustee and the officers of the Trust are members or management and/or employees of the Distributor or Ultimus.

Custodian and Transfer Agent

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. Brown Brothers Harriman & Co. also serves as the Fund’s Transfer Agent.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. (“Cohen”), located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending October 31, 2023. Cohen will perform an annual audit of the Fund’s financial statements and will provide audit and tax services as requested.

Legal Counsel

Troutman Pepper Hamilton Sanders LLP, located at 3000 Two Logan Square, Philadelphia, PA 19103, serves as legal counsel to the Trust and Fund.

FINANCIAL STATEMENTS

No financial information is available for the Fund because the Fund has not yet commenced operations. The audited financial statements of the Predecessor Fund for the fiscal year ended October 31, 2021, including the financial highlights appearing in the Annual Report to Shareholders, and filed electronically with the SEC, are incorporated by reference and made a part of this document. The unaudited financial statements of the Predecessor Fund for the fiscal period ended April 30, 2022, including the financial highlights appearing in the Semi-Annual Report to Shareholders, and filed electronically with the SEC, are also incorporated by reference and made a part of this document. You can obtain a copy of the Predecessor Fund’s Annual Report or Semi-Annual Report, at no charge by calling the Fund at (877) 714-2327, or by visiting the Fund’s website at www.kovitzetf.com.

EXHIBIT D to this SAI provides a schedule of investments for the assets of the SMAs that are eligible to be transferred to the Fund, as described on page 1. The schedule of investments has been audited by Cohen & Company, Ltd.

DISCLAIMERS

Shares of the Fund are not sponsored, endorsed, or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are

38

redeemable. NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURES

Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser of each Fund (each an “Adviser” and, collectively, the “Advisers”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

The Chief Compliance Officer shall maintain, or cause another service provider to the Trust to maintain, a copy of the Trust’s proxy voting policies and procedures and shall maintain, or cause another service provider to the Trust to maintain, a copy of the proxy voting record for each Fund of the Trust.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

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Availability of Proxy Voting Policy and Records Available to Fund Shareholders

Each Fund shall disclose in its statement of additional information the policies and procedures that it uses to vote proxies relating to portfolio securities. In addition, each fund shall make available to shareholders, either on its website or upon request, the record of how the Trust voted proxies relating to portfolio securities.

Each Fund shall disclose in its annual and semi-annual reports to shareholders and in its registration statement the methods by which shareholders may obtain information about the Fund’s proxy voting policies and procedures and the Fund’s proxy voting record.

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Reporting of the Trust’s Proxy Voting Record

Each Adviser shall provide to the Trust’s Administrator, a certification that the Adviser has cast proxy votes for the relevant securities for each Fund within the Trust for which it acts as investment adviser or sub-adviser, within 15 days following the end of each calendar quarter. The Administrator shall promptly inform the Trust’s Chief Compliance Officer (“CCO”) in the event that the Adviser fails to provide the certification.

Prior to the filing of Form N-PX on or before August 31 of each year, each Investment Adviser’s chief compliance officer shall review the Investment Adviser’s proxy voting records for completeness and accuracy and to determine whether any proxy votes were cast on behalf of the Fund for which reports were not filed. If an unreported vote is discovered, the Investment Adviser’s chief compliance officer shall contact the Fund manager for an explanation and documentation and report the unreported vote and explanation to the Trust CCO. The Investment Adviser will submit the proxy voting records for the period ended June 30 in the required format to the Administrator upon request or as soon after June 30 as is practicable.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

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EXHIBIT B

Kovitz Investment Group Partners, LLC (“Kovitz”)

PROXY VOTING POLICY AND PROCEDURES

Kovitz acts as investment adviser or sub-adviser for its clients, including private funds, separately managed accounts, investment companies and other commingled investment vehicles (collectively, “clients”). SEC Rule 206(4)-6 requires all registered investment advisers to adopt written procedures to ensure that they vote client securities in the best interest of their clients. Adviser has adopted these proxy voting policies and procedures to help satisfy its duties relating to proxy voting for securities held by its clients. References herein to “proxies” hereafter shall only include those proxies of clients.

Proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in a company, from the viewpoint of the best interests of Adviser’s clients, without regard to any other interests. As a matter of policy, Adviser will not be influenced by outside sources whose interests conflict with the interest of its clients. Any conflict of interest will be resolved in the best interest of Adviser’s clients.

Procedures

The compliance department shall be responsible for making sure that proxies are voted according to these procedures. Proxies may be voted electronically or by U.S. mail. As proxy ballots are voted, they will be kept on file by the compliance department. With respect to certain accounts, Adviser may not be required to vote proxies.

Adviser has retained independent third-party proxy voting service providers, Institutional Shareholder Services Inc. (“ISS”) and Broadridge Financial Solutions, Inc. (“Broadridge), to assist it in coordinating, administering (including the maintenance of required records), processing and voting of certain client proxies. These services also include proxy voting recommendations and research. As a general rule, ISS and Broadridge will vote proxies in accordance with its recommendations, except in certain circumstances where Adviser determines it is in the best interests of the relevant client to otherwise vote a proxy, and is consistent with this Proxy Voting Policy and Procedures.

In selecting a proxy advisory firm and as a condition for retention of such firm, Adviser will seek to ensure (or reconfirm) that the firm has the capacity, ability and independence necessary to provide recommendations in the best interests of Adviser’s clients. Factors that Adviser considers critical to the employment or retention of a proxy advisory firm include the capabilities of the advisory firm’s personnel, its capacity and competency to adequately analyze proxy issues, its methodologies for assessing proxy voting matters, the manner in which it engages (or chooses not to engage) with issuers, its management, treatment and disclosure of actual and potential conflicts of interest and its propensity to commit (and correct) errors in its recommendations. The compliance department maintains documentation evidencing this review.

Adviser periodically reevaluates the basis of its continuing relationship with ISS and Broadridge. Adviser will review, among other documents and policies, its conflicts of interest disclosures, its approach to how proxies are voted, and other relevant information in seeking to reconfirm that the bases upon which ISS and Broadridge was originally selected remain intact and that the selection of ISS and Broadridge continues to be in clients’ best interests. Adviser also reviews any on-going updates or notices transmitted from ISS and Broadridge that materially modify its approach to proxy voting. In addition, Adviser will review any

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disclosures from ISS and Broadridge, or indications from other sources, of material errors, incompleteness or other problems with that firm’s proxy advice. The compliance department maintains documentation evidencing this review.

Adviser will conduct oversight of third-party research providers that it retains to assist with proxy voting to determine that proxies continue to be voted in clients’ best interests. Adviser will request that proxy advisory firm update Adviser regarding relevant business changes (i.e., with respect to the firm’s capacity and competency to provide proxy voting advice) or conflict policies and procedures. Adviser will use such information to identify and address conflicts that may arise on an ongoing basis.

Additionally, the compliance department will periodically review the number of ballots for vote versus the number of client holdings. This review will confirm our third party systems are receiving the appropriate number of ballots for the accounts we have proxy voting authority over.

Conflicts of Interest

It is the duty of the compliance department to resolve any material conflicts of interest related to proxy voting. A conflict of interest may exist, for example, if Adviser has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any Adviser employee with knowledge of a potential personal conflict of interest (e.g., familial relationship with company management) relating to a particular proposal shall disclose that potential conflict to the compliance department and remove himself or herself from the proxy voting process.

As Adviser utilizes the services of ISS and Broadridge as an independent third party proxy voting service provider, it generally will be the case that voting proxies in accordance with the recommendations of ISS and Broadridge will significantly mitigate the risk of a conflict of interest. Where, however, proxies are voted by Adviser contrary to the recommendations of ISS and Broadridge or where a potential or actual conflict of interest or perceived conflict of interest has been brought to the attention of or been identified by the compliance department, the compliance department will assess and address such conflict of interest. Some examples in which potential conflicts may exist include instances where Adviser or its affiliates also manage the issuer’s pension plan or if a Supervised Person or a close relative of a Supervised Person has a significant personal or business relationship with an issuer or an individual director (or directorship candidate), officer (or candidate for corporate office) or proxy contest participant.

If a conflict of interest arises, Adviser will:

Rely solely on (and vote in accordance with) the recommendations of ISS or Broadridge, as referenced above, or other independent third party consulted or engaged (generally or specifically) for such purpose; OR

Prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; (3) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (4) confirms that the recommendation was made solely on the merits and without regard to any other consideration. Adviser will retain a copy of such report.

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Voting Guidelines

If a client directs Adviser to vote a proxy in a particular way, Adviser will vote the proxy in accordance with the client’s directions, if possible. In the absence of specific voting direction from a client, Adviser will vote proxies in the best interests of the applicable client, which may result in different voting results among clients for proxies for the same issuer.

In seeking to vote proxies in the best interest of its clients (including determining whether it is in the best interest of a client to abstain from voting), Adviser generally is guided by the principle of voting a client proxy in a manner which it believes will maximize value to the client taking into account the nature of the client’s position in the security and underlying investment strategy and thesis, including any material applicable environmental, social and governance factors, and its voting determination also may take into account the following factors, among others:

the cost and practicality of voting;
whether voting the proxy would otherwise be unnecessary or unwarranted for any reason;
whether the proposal relates to a routine corporate housekeeping matter;
whether the proposal was recommended by management and Adviser’s opinion of management;
whether the proposal acts to entrench existing management, makes it more difficult to replace members of the issuer’s board, or implicates other corporate governance matters; and/or whether the proposal fairly compensates management for past and future performance.

Corporate governance standards, disclosure requirements and the mechanics of voting proxies in foreign markets can vary greatly from U.S. markets. Certain foreign markets impose burdensome or expensive proxy voting requirements on equity holders, which in some instances may outweigh the benefits of voting the relevant proxy. Adviser may abstain or take no action with respect to a foreign proxy if it determines, in its reasonable discretion, that the burdens and costs associated with voting the proxy outweigh the potential benefits to clients.

Proxy Voting with Respect to Kovitz’s Private Fund Clients

For most purposes, the firm’s affiliated private funds are each considered a client of Kovitz (the underlying investors in each fund are not considered clients of Kovitz).

Absent extraordinary circumstances (e.g., large ownership percentage holding, significant knowledge about the issue at hand, etc.), Kovitz will not cast proxy votes on behalf of the private funds (when it does vote proxies, Kovitz will generally vote with management). Kovitz believes that investors in the private funds would be better served if Kovitz spent its time managing the investments of the private funds, rather than spending time on analyzing proxy matters.

Generally, the private funds’ investments are generally in large, liquid stocks, and the percentage ownership in portfolio investments/companies by such funds at any given time is not material. Casting votes on behalf of the private funds would have a negligible impact unless a fund held a significant position in a particular company. Given the investment philosophy and trading strategy of Kovitz, this is unlikely to occur. Kovitz believes that voting proxies without undertaking the required due diligence is irresponsible.

Disclosure of Kovitz’s proxy voting policies and procedures to the “client” in this case would be self-serving because the disclosures would be directed to the hedge funds, and Kovitz, which makes the decisions, would be the recipient of such disclosure.

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Recordkeeping

Adviser or its agent will maintain the following records:

this Policy and Procedures;
proxy statements received regarding client securities (provided, however, that Adviser may rely on the SEC’s EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided Adviser with an undertaking to provide a copy of the proxy statement promptly upon request; such proxies, however, will still be recorded by compliance department;
o	a record of each vote cast on behalf of a client (provided, however, that Advisers may rely on a third party subject to the undertaking requirement);
o	a copy of any document prepared by Adviser that was material to making a voting decision or that memorialized the basis for the decision; and
o	a copy of any written client request for information on how Adviser voted proxies on behalf of that client and Adviser’s written response to any client request (whether written or oral) on how Adviser voted proxies on behalf of that client.

Adviser will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was recorded, the first two years in Adviser’s office.

Adviser relies, for recordkeeping purposes, on proxy statements and records of proxy votes cast that are maintained with ISS and Broadridge. Adviser’s agreement with ISS and Broadridge provides that they are required to furnish or make available to Adviser a copy of such documents promptly upon Adviser’s request.

Disclosure

Adviser shall appropriately respond in writing to all written client requests for information on how it voted with respect to that client’s securities. Such written request along with any written response shall be maintained pursuant to Adviser’s Recordkeeping policy described above.

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EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee (the “Committee”) of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Governance and Functions

1.	The Committee shall assist the Board in adopting fund governance practices and reviewing the Trust’s fund governance standards.

2.	To carry out this purpose, the Committee shall have the following duties and powers:

a.	To periodically review workload, size, and composition of the Board;

b.	To periodically review the qualifications and independence of the members of the Board;

c.	To periodically review the compensation of the Independent Trustees;

d.	To monitor, as necessary, regulatory developments, rule changes and industry best practices in fund governance;

e.	To periodically review the Trust’s committee structure and consider if additional committees or changes to existing committees are needed or warranted; and

f.	To report its activities to the Board and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

Board Nominations and Functions

1.	The Committee shall make recommendations for nominations for Independent Trustees members on the Board of Trustees (the “Board”) to the incumbent Independent Trustees members and to the full Board. The Committee also shall evaluate candidates’ qualifications and make recommendations for “interested” members on the Board to the full Board. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), nor shall an Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with investment advisers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.
2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board.
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3.	The Committee may adopt from time to time specific, minimum qualifications that the Committee believes a candidate must meet before being considered as a candidate for Board membership and shall comply with any rules adopted from time to time by the U.S. Securities and Exchange Commission (the “SEC”) regarding investment company nominating committees and the nomination of persons to be considered as candidates for Board membership. The Committee shall periodically review Independent Trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make recommendations to the full Board for nomination for membership on all committees of the Board and shall review committee assignments at least annually.
2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the Board.

Other Powers and Responsibilities

1.	The Committee shall meet as often as it deems appropriate.
2.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.
3.	The Committee shall report its activities to the Board and make such recommendations as the Committee may deem necessary or appropriate.
4.	A majority of the Committee’s members will constitute a quorum. At any meeting of the Committee at which a quorum is present, the decision of a majority of the members present and voting will be determinatives as to any matter submitted to a vote. The Committee may meet in person or by telephone, and a majority of the members of the Committee may act by written consent to the extent not inconsistent with the Trust’s by-laws. In the event of any inconsistency between this Charter and the Trust’s organizational documents, the provisions of the Trust’s organizational documents shall be given precedence.
5.	The Committee shall review this Charter at least annually and recommend any changes to the Board.

Adopted: April 23, 2010

Amended: June 8, 2016

Amended: June 7, 2018

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APPENDIX A

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures.
II.	Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.
III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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EXHIBIT D—SCHEDULE OF INVESTMENTS

Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF
September 30, 2022
COMMON STOCKS — 100%	Shares	Market Value
Communication Services — 15.35%
Alphabet, Inc., Class A	90,419	$ 8,648,577
Alphabet, Inc., Class C	394,376	37,919,252
Charter Communications, Inc., Class A	54,898	16,653,308
Meta Platforms, Inc., Class A	173,812	23,582,812
Spotify Technology SA	57,105	4,928,162
Walt Disney Co.	228,786	21,581,407
		113,313,518
Consumer Discretionary — 20.83%
Amazon.com, Inc.	227,734	25,733,942
CarMax, Inc.	302,091	19,944,048
Dollar Tree, Inc.	146,175	19,894,418
Expedia Group, Inc.	86,003	8,057,624
General Motors Co.	516,577	16,576,956
Gildan Activewear, Inc.	647,942	18,317,324
Hasbro, Inc.	235,367	15,868,461
Las Vegas Sands Corp.	427,995	16,058,372
Lowe's Cos., Inc.	71,049	13,343,769
		153,794,913
Consumer Staples — 2.99%
Philip Morris International, Inc.	266,122	22,090,770
		22,090,770
Financials — 20.66%
American Express Co.	115,919	15,638,638
Aon PLC, Class A	66,153	17,720,386
Berkshire Hathaway, Inc., Class A	1	406,470
Berkshire Hathaway, Inc., Class B	111,156	29,680,875
Blackstone Group L.P. (The), Class A	196,062	16,410,369
Charles Schwab Corp. (The)	461,453	33,164,648
Intercontinental Exchange, Inc.	178,671	16,142,925
JPMorgan Chase & Co.	223,881	23,395,531
		152,559,842
Health Care — 3.62%
Becton, Dickinson and Co.	119,993	26,738,011
		26,738,011
Industrials — 6.52%
Hayward Holdings, Inc.	403,457	3,578,664
Jacobs Engineering Group, Inc.	155,433	16,862,974
PACCAR, Inc.	167,008	13,976,900
Quanta Services, Inc.	107,664	13,715,324
		48,133,861

See accompanying notes to the Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF

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Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF
Information Technology — 30.03%
Analog Devices, Inc.	146,123	20,360,798
Apple, Inc.	245,780	33,966,834
Arista Networks, Inc.	131,073	14,796,831
Autodesk, Inc.	110,021	20,551,923
GoDaddy, Inc., Class A	260,861	18,489,828
Keysight Technologies, Inc.	65,829	10,358,851
Motorola Solutions, Inc.	159,108	35,635,489
salesforce.com, Inc.	144,049	20,720,008
Splunk, Inc.	112,889	8,489,253
SS&C Technologies Holdings, Inc.	287,437	13,725,106
Visa, Inc., Class A	138,561	24,615,423
		221,710,343

Total Common Stocks (Cost $677,883,596)
Total Investments — 100.00% (Cost $677,883,596)
Total ASSETS — 100.00%		$ 738,341,259

See accompanying notes to the Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF

50

Notes to the Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF

As of September 30, 2022

1. Basis of Presentation

The Kovitz Core Equity ETF (the “Fund”) is an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”).

The Fund is the successor in interest to the Green Owl Intrinsic Value Fund (the “Predecessor Fund”). The Predecessor Fund was previously organized as a series of the Trust, and advised by the Adviser. The board of trustees of the Trust has approved the reorganization of the Predecessor Fund with and into the Fund, a “shell” series of the Trust, and effective as of the close of business on December 9, 2022 or as soon as practicable thereafter (the “Effective Date”) the Fund will acquire substantially all of the assets of the Predecessor Fund in exchange for shares of the Fund and the assumption by the Fund of all of the liabilities of the Predecessor Fund.  The board of trustees of the Marathon Value Portfolio, a series of Northern Lights Fund Trust III (the “Marathon Fund”), has approved the reorganization of the Marathon Fund with and into the Fund, and effective as of the close of business on the Effective Date, substantially all of the assets of the Marathon Fund will be transferred to the Fund in exchange for shares of the Fund and the assumption by the Fund of all of the liabilities of the Marathon Fund.

In addition, the Adviser also manages the assets of multiple separately managed accounts pursuant to the same investment strategy as the Predecessor Fund (the “SMAs”) that will also be transferred to the Fund on the Effective Date by the holders of such accounts (the “SMA Holders”). Relevant parties have entered into or will enter into an Agreement and Plan of Exchange for ETF Shares (the “Plan”) governing these collective transactions.

The accompanying Special Purpose Schedule of Investments reflects the number of shares and fair values as of September 30, 2022 of the investments held by SMAs that are eligible to be contributed to Kovitz Core Equity ETF by the SMA Holders pursuant to the Plan. The Plan contemplates the Fund’s issuance of Fund shares to the SMA Holders in exchange for the assets contributed by the SMA Holders.

The closing of the transactions contemplated by the Plan is, among other things, conditioned upon the satisfaction or waiver of the terms and conditions contemplated by the Plan and the Agreement and Plan of Reorganization between the Fund, the Predecessor Fund and the Marathon Fund.

The actual number of shares to be issued by the Fund to the SMA Holders under the Plan will be determined based upon fair market value as of the Effective Date. Accordingly, the value of the investments contributed by the SMA Holders will differ from those reported in the accompanying Special Purpose Schedule of Investments.

There can be no assurance that the transactions contemplated by the Plan will be consummated or that the investments ultimately acquired by the Fund will not differ from the investments identified on the accompanying Special Purpose Schedule of Investments.

51

2. Summary of Significant Accounting Policies

Basis of Presentation. The accompanying Special Purpose Schedule of Investments is expressed in United States dollars and has been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates. The preparation of the accompanying Special Purpose Schedule of Investments in conformity with GAAP requires estimates and assumptions to be made that affect the amounts disclosed in the accompanying Special Purpose Schedule of Investments. Actual results could differ from those estimates.

Fair Value. The investments listed in the accompanying Special Purpose Schedule of Investments were valued at fair value in accordance with the principles established by the Financial Accounting Standards Board's Accounting Standards Codification, Topic 820 Fair Value Measurements and Disclosure (ASC 820). ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. ASC 820 also provides guidance regarding a fair value hierarchy, which prioritizes information used to measure fair value and the effect of fair value measurements on earnings and provides for enhanced disclosures determined by the level within the hierarchy of information used in the valuation.

Investments are valued at fair value in accordance with GAAP, based upon the principles and methods of valuation set forth in policies adopted by the Adviser. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued using the closing price on the date of valuation. Investments not listed on a recognized exchange or market quotation system, but for which reliable market quotations are readily available are valued using prices provided by a nationally recognized pricing service or by using quotations from broker-dealers.

Investments for which market quotations are either not readily available or are determined to be unreliable are priced at fair value using affirmative valuations performed by independent valuation services. Such valuations are determined under a documented valuation policy.

Security Transactions, Realized/Unrealized Gains or Losses

Security transactions are recorded on a trade-date basis. Realized gains or losses from the repayment or sale of investments are measured using the specific identification method.

3. Investment Valuations and Fair Value Measurements

Fair Value. GAAP establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

52

Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for investments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

In determining fair value, the Fund uses various valuation approaches. In accordance with GAAP, a fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds and their investment manager. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Portfolio Composition

Summaries of the composition of the investment portfolio at fair value and as a percentage of the total investment portfolio as of September 30, 2022, are shown in the following Special Purpose Schedule of Investments.

Description                                               Level 1                     Level 2                     Level 3                          Total

Assets:

Common Stocks                               $ 738,341,259                    $ -                               $ -                          $ 738,341,259

Selection Risk

The portfolio of investments was selected with a view to meeting the diversification requirements under the Investment Company Act of 1940, as amended, and qualification as a RIC for income tax purposes. The portfolio is entirely comprised of assets in SMAs managed pursuant to the Adviser’s Kovitz Core Equity Strategy.

53

4. Subsequent Events

Management has evaluated subsequent events through the issuance of this Special Purpose Schedule of Investments and has noted no items that are required to be adjusted to or disclosed within.

54

Report of Independent Registered Public Accounting Firm

To management of Kovitz Investment Group Partners, LLC

Opinion on the Schedule

We have audited the accompanying special purpose schedule of investments and the related notes of the separately managed accounts advised by Kovitz Investment Group Partners, LLC as of September 30, 2022, to be acquired by Kovitz Core Equity ETF (the schedule). In our opinion, the schedule presents fairly, in all material respects, the investments to be acquired as of September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This schedule is the responsibility of management. Our responsibility is to express an opinion on the schedule based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Kovitz Investment Group Partners, LLC, the investment adviser of the separately managed accounts, in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the schedule is free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the schedule, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the schedule. Our procedures included confirmation of securities included as of September 30, 2022, by correspondence with the custodians or brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the schedule. We believe that our audit provides a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1, the accompanying schedule was prepared based on the selected investments identified by management of Kovitz Investment Group Partners, LLC, and is not intended to be a complete presentation of the investments held by the separately managed accounts as of September 30, 2022. As a result, the schedule may not be suitable for another purpose. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more investment companies advised by Kovitz Investment Group Partners, LLC since 2012.

/s/ Cohen & Company, Ltd.

October 31, 2022

55

APPENDIX B—SCHEDULE OF INVESTMENTS

Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF
September 30, 2022
COMMON STOCKS — 100%	Shares	Market Value
Communication Services — 15.35%
Alphabet, Inc., Class A	90,419	$ 8,648,577
Alphabet, Inc., Class C	394,376	37,919,252
Charter Communications, Inc., Class A	54,898	16,653,308
Meta Platforms, Inc., Class A	173,812	23,582,812
Spotify Technology SA	57,105	4,928,162
Walt Disney Co.	228,786	21,581,407
		113,313,518
Consumer Discretionary — 20.83%
Amazon.com, Inc.	227,734	25,733,942
CarMax, Inc.	302,091	19,944,048
Dollar Tree, Inc.	146,175	19,894,418
Expedia Group, Inc.	86,003	8,057,624
General Motors Co.	516,577	16,576,956
Gildan Activewear, Inc.	647,942	18,317,324
Hasbro, Inc.	235,367	15,868,461
Las Vegas Sands Corp.	427,995	16,058,372
Lowe's Cos., Inc.	71,049	13,343,769
		153,794,913
Consumer Staples — 2.99%
Philip Morris International, Inc.	266,122	22,090,770
		22,090,770
Financials — 20.66%
American Express Co.	115,919	15,638,638
Aon PLC, Class A	66,153	17,720,386
Berkshire Hathaway, Inc., Class A	1	406,470
Berkshire Hathaway, Inc., Class B	111,156	29,680,875
Blackstone Group L.P. (The), Class A	196,062	16,410,369
Charles Schwab Corp. (The)	461,453	33,164,648
Intercontinental Exchange, Inc.	178,671	16,142,925
JPMorgan Chase & Co.	223,881	23,395,531
		152,559,842
Health Care — 3.62%
Becton, Dickinson and Co.	119,993	26,738,011
		26,738,011
Industrials — 6.52%
Hayward Holdings, Inc.	403,457	3,578,664
Jacobs Engineering Group, Inc.	155,433	16,862,974
PACCAR, Inc.	167,008	13,976,900
Quanta Services, Inc.	107,664	13,715,324
		48,133,861

See accompanying notes to the Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF

B-1

Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF
Information Technology — 30.03%
Analog Devices, Inc.	146,123	20,360,798
Apple, Inc.	245,780	33,966,834
Arista Networks, Inc.	131,073	14,796,831
Autodesk, Inc.	110,021	20,551,923
GoDaddy, Inc., Class A	260,861	18,489,828
Keysight Technologies, Inc.	65,829	10,358,851
Motorola Solutions, Inc.	159,108	35,635,489
salesforce.com, Inc.	144,049	20,720,008
Splunk, Inc.	112,889	8,489,253
SS&C Technologies Holdings, Inc.	287,437	13,725,106
Visa, Inc., Class A	138,561	24,615,423
		221,710,343

Total Common Stocks (Cost $677,883,596)
Total Investments — 100.00% (Cost $677,883,596)
Total ASSETS — 100.00%		$ 738,341,259

See accompanying notes to the Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF

B-2

Notes to the Special Purpose Schedule of Investments to be acquired by Kovitz Core Equity ETF

As of September 30, 2022

1. Basis of Presentation

The Kovitz Core Equity ETF (the “Fund”) is an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”).

The Fund is the successor in interest to the Green Owl Intrinsic Value Fund (the “Predecessor Fund”). The Predecessor Fund was previously organized as a series of the Trust, and advised by the Adviser. The board of trustees of the Trust has approved the reorganization of the Predecessor Fund with and into the Fund, a “shell” series of the Trust, and effective as of the close of business on December 9, 2022 or as soon as practicable thereafter (the “Effective Date”) the Fund will acquire substantially all of the assets of the Predecessor Fund in exchange for shares of the Fund and the assumption by the Fund of all of the liabilities of the Predecessor Fund.  The board of trustees of the Marathon Value Portfolio, a series of Northern Lights Fund Trust III (the “Marathon Fund”), has approved the reorganization of the Marathon Fund with and into the Fund, and effective as of the close of business on the Effective Date, substantially all of the assets of the Marathon Fund will be transferred to the Fund in exchange for shares of the Fund and the assumption by the Fund of all of the liabilities of the Marathon Fund.

In addition, the Adviser also manages the assets of multiple separately managed accounts pursuant to the same investment strategy as the Predecessor Fund (the “SMAs”) that will also be transferred to the Fund on the Effective Date by the holders of such accounts (the “SMA Holders”). Relevant parties have entered into or will enter into an Agreement and Plan of Exchange for ETF Shares (the “Plan”) governing these collective transactions.

The accompanying Special Purpose Schedule of Investments reflects the number of shares and fair values as of September 30, 2022 of the investments held by SMAs that are eligible to be contributed to Kovitz Core Equity ETF by the SMA Holders pursuant to the Plan. The Plan contemplates the Fund’s issuance of Fund shares to the SMA Holders in exchange for the assets contributed by the SMA Holders.

The closing of the transactions contemplated by the Plan is, among other things, conditioned upon the satisfaction or waiver of the terms and conditions contemplated by the Plan and the Agreement and Plan of Reorganization between the Fund, the Predecessor Fund and the Marathon Fund.

The actual number of shares to be issued by the Fund to the SMA Holders under the Plan will be determined based upon fair market value as of the Effective Date. Accordingly, the value of the investments contributed by the SMA Holders will differ from those reported in the accompanying Special Purpose Schedule of Investments.

There can be no assurance that the transactions contemplated by the Plan will be consummated or that the investments ultimately acquired by the Fund will not differ from the investments identified on the accompanying Special Purpose Schedule of Investments.

B-3

2. Summary of Significant Accounting Policies

Basis of Presentation. The accompanying Special Purpose Schedule of Investments is expressed in United States dollars and has been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates. The preparation of the accompanying Special Purpose Schedule of Investments in conformity with GAAP requires estimates and assumptions to be made that affect the amounts disclosed in the accompanying Special Purpose Schedule of Investments. Actual results could differ from those estimates.

Fair Value. The investments listed in the accompanying Special Purpose Schedule of Investments were valued at fair value in accordance with the principles established by the Financial Accounting Standards Board's Accounting Standards Codification, Topic 820 Fair Value Measurements and Disclosure (ASC 820). ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. ASC 820 also provides guidance regarding a fair value hierarchy, which prioritizes information used to measure fair value and the effect of fair value measurements on earnings and provides for enhanced disclosures determined by the level within the hierarchy of information used in the valuation.

Investments are valued at fair value in accordance with GAAP, based upon the principles and methods of valuation set forth in policies adopted by the Adviser. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued using the closing price on the date of valuation. Investments not listed on a recognized exchange or market quotation system, but for which reliable market quotations are readily available are valued using prices provided by a nationally recognized pricing service or by using quotations from broker-dealers.

Investments for which market quotations are either not readily available or are determined to be unreliable are priced at fair value using affirmative valuations performed by independent valuation services. Such valuations are determined under a documented valuation policy.

Security Transactions, Realized/Unrealized Gains or Losses

Security transactions are recorded on a trade-date basis. Realized gains or losses from the repayment or sale of investments are measured using the specific identification method.

3. Investment Valuations and Fair Value Measurements

Fair Value. GAAP establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

B-4

Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for investments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

In determining fair value, the Fund uses various valuation approaches. In accordance with GAAP, a fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds and their investment manager. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Portfolio Composition

Summaries of the composition of the investment portfolio at fair value and as a percentage of the total investment portfolio as of September 30, 2022, are shown in the following Special Purpose Schedule of Investments.

Description                                               Level 1                     Level 2                     Level 3                          Total

Assets:

Common Stocks                               $ 738,341,259                    $ -                               $ -                          $ 738,341,259

Selection Risk

The portfolio of investments was selected with a view to meeting the diversification requirements under the Investment Company Act of 1940, as amended, and qualification as a RIC for income tax purposes. The portfolio is entirely comprised of assets in SMAs managed pursuant to the Adviser’s Kovitz Core Equity Strategy.

B-5

4. Subsequent Events

Management has evaluated subsequent events through the issuance of this Special Purpose Schedule of Investments and has noted no items that are required to be adjusted to or disclosed within.

B-6

Report of Independent Registered Public Accounting Firm

To management of Kovitz Investment Group Partners, LLC

Opinion on the Schedule

We have audited the accompanying special purpose schedule of investments and the related notes of the separately managed accounts advised by Kovitz Investment Group Partners, LLC as of September 30, 2022, to be acquired by Kovitz Core Equity ETF (the schedule). In our opinion, the schedule presents fairly, in all material respects, the investments to be acquired as of September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This schedule is the responsibility of management. Our responsibility is to express an opinion on the schedule based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Kovitz Investment Group Partners, LLC, the investment adviser of the separately managed accounts, in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the schedule is free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the schedule, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the schedule. Our procedures included confirmation of securities included as of September 30, 2022, by correspondence with the custodians or brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the schedule. We believe that our audit provides a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1, the accompanying schedule was prepared based on the selected investments identified by management of Kovitz Investment Group Partners, LLC, and is not intended to be a complete presentation of the investments held by the separately managed accounts as of September 30, 2022. As a result, the schedule may not be suitable for another purpose. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more investment companies advised by Kovitz Investment Group Partners, LLC since 2012.

/s/ Cohen & Company, Ltd.

October 31, 2022

B-7

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Reference is made to the Registrant's Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

(1)	Charter Document.

(a)	Registrant’s Certificate of Trust is incorporated by reference to the Registration Statement on Form N- 1A filed with the Securities & Exchange Commission (“SEC”) on June 16, 2008 (File No. 811-22208).

(b)	Registrant's Agreement and Declaration of Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(c)	Amended Schedule A to the Registrant’s Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 359 to the Registration Statement on Form N-1A filed with the SEC on November 17, 2021 (File No. 811-22208).

(2)	By-laws.

(a)	Registrant's By-Laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(b)	Amendment to the Registrant’s By-Laws is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed with the SEC on March 16, 2010 (File No. 811-22208).

(3)	Voting Trust Agreements. None

(4)    Agreement of Reorganization. Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Information Statement/Prospectus.

(5)    Instruments Defining Rights of Security Holders. None other than in the Declaration of Trust and By-Laws of the Registrant.

(6)	Investment Advisory Contracts. Investment Advisory Agreement between the Trust and Kovitz Investment Group Partners, LLC is to be filed.

(7)	Underwriting Contracts. Distribution Agreement between the Trust and Northern Lights Distributors, LLC is incorporated by reference to Post-Effective Amendment No. 359 to the Registration Statement on Form N-1A filed with the SEC on November 17, 2021 (File No. 811-22208).

(8)	Bonus or Profit Sharing Contracts. None.

(9)	Custodial Agreement. Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporated by reference to Post-Effective Amendment No. 359 to the Registration Statement on Form N-1A filed with the SEC on November 17, 2021 (File No. 811-22208).

(10)	Rule 12b-1 Plans and Rule 18f-3 Plans. None

(11)	Opinion and Consent of Counsel. Incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 24, 2022 (File No. 333-267038).

(12)	Opinion and Consent of Counsel regarding tax matters. Form of tax opinion is incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 24, 2022 (File No. 333-267038).

(13)	Other Material Contracts. ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC is incorporated by reference to Post-Effective Amendment No. 359 to the Registration Statement on Form N-1A filed with the SEC on November 17, 2021 (File No. 811-22208).

(14)	Other Opinions. Consent of Auditors is filed herewith.

(15)	Omitted Financial Statements. None.

(16)	Powers of Attorney. Powers of Attorney are incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 24, 2022 (File No. 333-267038).

(17)	Other. None.

ITEM 17. UNDERTAKINGS.

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)    The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12)a of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Cincinnati and State of Ohio, on the 3rd day of November, 2022.

VALUED ADVISERS TRUST

By: /s/ Matthew J. Miller
Matthew J. Miller

President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on by the following persons in the capacities indicated on the 3rd day of November, 2022.

Name	Title
* Andrea N. Mullins	Trustee
* Ira P. Cohen	Trustee
* Mark J. Seger	Trustee
/s/ Matthew J. Miller Matthew J. Miller	President and Principal Executive Officer
/s/ Zachary P. Richmond Zachary P. Richmond	Treasurer, Principal Financial Officer, and Principal Accounting Officer

*By: /s/ Carol J. Highsmith

Carol J. Highsmith, Vice President, Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description
14	Consent of Auditors